Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT3-0926
1.9901438.105
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 9.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Aussie Broadband Ltd	68,724	229,217
Superloop Ltd (b)	143,329	321,237
TPG Telecom Ltd	187,265	470,143
Tuas Ltd (b)	88,476	133,645
		1,154,242
Entertainment - 0.0%
EVT Ltd	26,200	235,454
Interactive Media & Services - 0.1%
SEEK Ltd	95,676	987,156
Media - 0.0%
Nine Entertainment Co Holdings Ltd	348,026	233,986
TOTAL COMMUNICATION SERVICES		2,610,838
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Amotiv Ltd	37,111	183,145
ARB Corp Ltd	22,798	315,622
PWR Holdings Ltd (c)	26,483	184,603
		683,370
Broadline Retail - 0.0%
Harvey Norman Holdings Ltd	155,164	534,401
Distributors - 0.0%
Supply Network Ltd (c)	5,735	136,105
Diversified Consumer Services - 0.0%
IDP Education Ltd (c)	78,849	127,224
Hotels, Restaurants & Leisure - 0.2%
Collins Foods Ltd	31,010	178,643
Corporate Travel Management Ltd (b)(f)	34,506	390,182
Domino's Pizza Enterprises Ltd (c)	17,993	234,178
Flight Centre Travel Group Ltd (c)	47,288	437,057
Guzman y Gomez Ltd (c)	17,048	297,056
Tabcorp Holdings Ltd	672,676	421,488
WEB Travel Group Ltd (b)	100,500	240,144
		2,198,748
Household Durables - 0.1%
Breville Group Ltd (c)	29,710	683,037
Specialty Retail - 0.4%
Eagers Automotive Ltd	46,224	759,958
JB Hi-Fi Ltd	32,276	1,856,746
Lovisa Holdings Ltd	17,016	283,630
Nick Scali Ltd	22,566	250,314
Premier Investments Ltd	26,688	255,929
Super Retail Group Ltd	46,259	431,442
Temple & Webster Group Ltd (b)(c)	27,217	105,403
		3,943,422
TOTAL CONSUMER DISCRETIONARY		8,306,307
Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd (c)	216,264	747,963
Consumer Staples Distribution & Retail - 0.2%
Endeavour Group Ltd/Australia (c)	451,990	1,103,185
Metcash Ltd	322,405	688,400
		1,791,585
Food Products - 0.1%
Bega Cheese Ltd	80,464	343,430
Elders Ltd (c)	58,492	230,805
GrainCorp Ltd Class A	65,175	255,719
Inghams Group Ltd	106,888	168,902
		998,856
TOTAL CONSUMER STAPLES		3,538,404
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Ampol Ltd (c)	70,523	1,989,748
Beach Energy Ltd (c)	434,451	279,397
Deep Yellow Ltd (b)	271,792	251,059
New Hope Corp Ltd	142,219	520,853
Paladin Energy Ltd (b)	133,358	881,585
Viva Energy Group Ltd (d)(e)	325,210	653,862
Whitehaven Coal Ltd	232,330	1,147,373
Yancoal Australia Ltd	116,186	457,809
TOTAL ENERGY		6,181,686
Financials - 1.1%
Banks - 0.2%
Bank of Queensland Ltd	193,940	903,346
Bendigo & Adelaide Bank Ltd	170,144	1,367,852
Judo Capital Holdings Ltd (b)	303,463	206,223
		2,477,421
Capital Markets - 0.4%
HMC Capital Ltd (c)	75,376	152,236
HUB24 Ltd	23,057	1,372,947
L1 Group Ltd	206,370	149,221
MA Financial Group Ltd (c)	30,027	120,108
Magellan Financial Group Ltd	50,386	337,237
Magellan Financial Group Ltd warrants 4/16/2027 (b)	5,527	46
Netwealth Group Ltd	36,073	544,501
Perpetual Ltd	34,578	459,359
Pinnacle Investment Management Group Ltd	51,085	570,150
		3,705,805
Consumer Finance - 0.0%
Zip Co Ltd (b)	354,689	635,010
Financial Services - 0.2%
AMP Ltd	751,376	1,132,157
Challenger Ltd	153,552	1,055,201
Helia Group Ltd	76,329	268,474
		2,455,832
Insurance - 0.3%
AUB Group Ltd	36,390	709,099
Generation Development Group Ltd (c)	87,829	250,531
nib holdings Ltd/Australia	143,391	754,528
Steadfast Group Ltd	305,040	1,090,137
		2,804,295
TOTAL FINANCIALS		12,078,363
Health Care - 0.6%
Biotechnology - 0.1%
Mesoblast Ltd (b)(c)	236,720	339,706
Pyc Therapeutics Ltd (b)	151,166	179,198
Telix Pharmaceuticals Ltd (b)(c)	80,421	799,045
		1,317,949
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	41,614	955,698
Nanosonics Ltd (b)(c)	75,358	166,328
		1,122,026
Health Care Providers & Services - 0.3%
EBOS Group Ltd	55,425	718,569
Ramsay Health Care Ltd (c)	54,525	1,694,516
Regis Healthcare Ltd	53,147	232,468
		2,645,553
Health Care Technology - 0.0%
4DMedical Ltd (b)(c)	147,319	374,702
Pharmaceuticals - 0.1%
Clarity Pharmaceuticals Ltd (b)	81,803	135,607
Neuren Pharmaceuticals Ltd (b)	33,092	417,123
		552,730
TOTAL HEALTH CARE		6,012,960
Industrials - 1.4%
Aerospace & Defense - 0.0%
Austal Ltd (b)	80,409	202,789
DroneShield Ltd (b)(c)(e)	257,342	306,554
Electro Optic Systems Holdings Ltd (b)	48,129	226,308
		735,651
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd	624,024	1,024,770
Downer EDI Ltd	194,087	1,055,911
Mader Group Ltd	13,603	65,877
		2,146,558
Construction & Engineering - 0.4%
GenusPlus Group Ltd (e)	29,807	183,130
Maas Group Holdings Ltd (c)	39,662	138,488
Monadelphous Group Ltd	27,905	571,329
NRW Holdings Ltd	128,059	627,355
Service Stream Ltd	171,914	293,839
SRG Global Ltd	164,997	388,260
Tasmea Ltd (c)(e)	31,083	182,873
Ventia Services Group Pty Ltd	216,740	883,934
Worley Ltd	137,650	1,021,698
		4,290,906
Ground Transportation - 0.2%
Aurizon Holdings Ltd	494,161	1,453,210
Kelsian Group Ltd	45,584	141,830
		1,595,040
Machinery - 0.0%
Silex Systems Ltd (b)	63,714	204,319
Passenger Airlines - 0.0%
Virgin Australia Holdings Ltd (b)	68,541	133,526
Professional Services - 0.3%
ALS Ltd	149,972	2,263,563
IPH Ltd	72,423	211,619
McMillan Shakespeare Ltd	17,447	239,241
SmartGroup Corp Ltd	34,217	308,128
		3,022,551
Trading Companies & Distributors - 0.1%
Redox Ltd/Australia	49,945	128,600
Reece Ltd (c)	58,622	658,211
		786,811
Transportation Infrastructure - 0.2%
Atlas Arteria Ltd unit	139,428	492,416
Qube Holdings Ltd	494,001	1,668,498
		2,160,914
TOTAL INDUSTRIALS		15,076,276
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Codan Ltd	31,018	871,197
Dicker Data Ltd	34,920	307,377
Elsight Ltd (b)	56,626	223,023
		1,401,597
IT Services - 0.3%
Data#3 Ltd	42,165	289,267
Macquarie Technology Group Ltd (b)	3,768	159,764
Megaport Ltd (b)	69,817	892,371
NEXTDC Ltd (b)(c)	225,236	2,118,482
		3,459,884
Software - 0.3%
Bravura Solutions Ltd	85,155	152,063
Catapult Sports Ltd (b)(c)	71,934	169,556
Hansen Technologies Ltd	53,863	160,577
IRESS Ltd	54,705	262,186
Objective Corp Ltd	9,061	44,899
SiteMinder Ltd (b)(c)	70,345	165,816
Technology One Ltd (c)	87,291	1,903,872
		2,858,969
TOTAL INFORMATION TECHNOLOGY		7,720,450
Materials - 2.9%
Chemicals - 0.4%
Alpha HPA Ltd (b)	328,986	112,931
Dyno Nobel Ltd	518,829	1,373,298
Nufarm Ltd (b)	95,546	200,870
Orica Ltd	136,855	2,235,612
		3,922,711
Containers & Packaging - 0.0%
Orora Ltd	359,281	366,757
Metals & Mining - 2.5%
Alkane Resources Ltd (b)(c)	322,181	300,400
Alurion Resources Ltd	23,080	14,484
Arafura Rare Earths Ltd (b)	1,513,746	190,525
AVZ Minerals Ltd (b)(c)(f)	776,046	3
Bellevue Gold Ltd (b)	416,654	364,811
BlueScope Steel Ltd	129,507	2,970,407
Brazilian Rare Earths Ltd (b)	41,163	108,438
Capricorn Metals Ltd (c)	115,098	1,020,281
Catalyst Metals Ltd (b)	72,947	275,332
Deterra Royalties Ltd	126,217	384,227
Develop Global Ltd (b)	75,293	255,769
Elevra Lithium Ltd (b)	50,754	265,541
Emerald Resources NL (b)	155,517	583,552
EQ Resources Ltd (b)	967,109	173,186
Firefinch Ltd (f)	25,521	0
FireFly Metals Ltd (b)	215,002	262,004
Genesis Minerals Ltd (b)(c)	311,472	1,247,754
Greatland Resources Ltd (b)	149,459	1,033,532
IGO Ltd (b)	196,892	947,606
Iluka Resources Ltd (c)	126,844	536,344
Imdex Ltd	151,315	390,889
IperionX Ltd (b)	77,272	164,441
Kingsgate Consolidated Ltd	70,771	200,145
Lindian Resources Ltd (b)(c)	376,616	204,908
Liontown Ltd (b)	615,773	416,501
Macmahon Holdings Ltd	337,782	218,941
Metals X Ltd (b)	248,501	274,790
Mineral Resources Ltd (b)(c)	51,183	2,080,183
Minerals 260 Ltd (b)	565,791	232,854
Ora Banda Mining Ltd (b)	382,157	304,421
Pantoro Gold Ltd (b)	104,217	149,388
Perenti Ltd	249,281	369,902
Perseus Mining Ltd	396,793	1,358,331
Predictive Discovery Ltd (b)(c)	987,729	458,097
Ramelius Resources Ltd	563,547	1,211,984
Regis Resources Ltd	213,799	916,173
Resolute Mining Ltd (b)	566,340	370,553
Sandfire Resources Ltd (b)	138,171	1,829,022
Stanmore Resources Ltd	79,980	129,534
Sunrise Energy Metals Ltd (b)	25,845	260,658
Vault Minerals Ltd	284,320	952,877
Vulcan Energy Resources Ltd (b)	105,690	188,672
Vulcan Steel Ltd	24,073	88,129
WA1 Resources Ltd (b)	14,692	111,882
West African Resources Ltd (b)	311,226	620,247
Westgold Resources Ltd	280,836	936,129
		25,373,847
TOTAL MATERIALS		29,663,315
Real Estate - 1.2%
Diversified REITs - 0.7%
Centuria Capital Group unit	257,132	263,731
Charter Hall Group unit	133,102	2,176,440
Charter Hall Long Wale REIT unit	188,831	504,866
GPT Group/The unit	565,800	2,037,945
Growthpoint Properties Australia Ltd	78,126	122,344
Mirvac Group unit	1,171,528	1,469,299
		6,574,625
Industrial REITs - 0.0%
Centuria Industrial REIT	155,596	328,645
Dexus Industria REIT	72,911	126,232
		454,877
Office REITs - 0.1%
Abacus Group unit	110,437	73,482
Cromwell Property Group unit	420,728	127,394
Dexus unit	318,000	1,335,483
		1,536,359
Real Estate Management & Development - 0.1%
Gemlife Communities Group unit	52,518	162,977
Lendlease Group unit	187,122	396,830
PEXA Group Ltd (b)(c)	38,703	201,040
		760,847
Residential REITs - 0.0%
Ingenia Communities Group unit	118,749	362,260
Retail REITs - 0.2%
BWP Property Group Ltd unit	172,576	470,909
Charter Hall Retail REIT	144,639	408,819
HomeCo Daily Needs REIT unit (e)	520,264	462,269
Region Group unit	337,189	563,730
Waypoint REIT Ltd unit	181,535	317,368
		2,223,095
Specialized REITs - 0.1%
Arena REIT unit	118,933	265,659
Charter Hall Social Infrastructure REIT	94,939	170,141
DigiCo Infrastructure REIT	121,508	216,314
Storage King Group unit (c)	114,292	103,398
		755,512
TOTAL REAL ESTATE		12,667,575
Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	177,611	1,033,487
TOTAL AUSTRALIA		104,889,661
AUSTRIA - 1.1%
Financials - 0.1%
Insurance - 0.1%
UNIQA Insurance Group AG	31,813	660,333
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,337	845,136
TOTAL FINANCIALS		1,505,469
Industrials - 0.3%
Aerospace & Defense - 0.0%
Frequentis AG	859	72,410
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (c)	9,455	354,894
Commercial Services & Supplies - 0.0%
DO & Co AG	2,254	525,038
Construction & Engineering - 0.0%
Porr Ag	5,483	237,418
Machinery - 0.3%
ANDRITZ AG	19,217	1,799,399
Palfinger AG (c)	4,969	168,175
		1,967,574
TOTAL INDUSTRIALS		3,157,334
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (b)	7,475	1,127,469
IT Services - 0.0%
Kontron AG (b)(c)	11,241	289,843
Semiconductors & Semiconductor Equipment - 0.1%
ams-OSRAM AG (b)	29,704	586,034
TOTAL INFORMATION TECHNOLOGY		2,003,346
Materials - 0.5%
Chemicals - 0.0%
Lenzing AG (b)(c)	5,593	151,242
Construction Materials - 0.1%
Wienerberger AG	32,552	798,044
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG	2,500	239,567
Metals & Mining - 0.3%
voestalpine AG	31,717	1,645,119
Paper & Forest Products - 0.1%
Mondi PLC	131,600	1,582,441
TOTAL MATERIALS		4,416,413
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	7,656	213,209
CPI Europe AG (b)(c)	9,693	173,475
CPI Europe AG (b)(f)	25,803	0
S IMMO AG rights (b)(f)	11,010	0
TOTAL REAL ESTATE		386,684
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	10,595	357,976
TOTAL AUSTRIA		11,827,222
BAILIWICK OF JERSEY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
JTC PLC (d)(e)	45,789	818,920
BELGIUM - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	42,188	312,570
Entertainment - 0.0%
Kinepolis Group NV	4,052	189,239
TOTAL COMMUNICATION SERVICES		501,809
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V (c)	7,798	351,057
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV	32,457	526,983
Financials - 0.1%
Banks - 0.1%
KBC Ancora	11,413	1,166,056
Capital Markets - 0.0%
Gimv NV (c)	7,033	362,116
TOTAL FINANCIALS		1,528,172
Health Care - 0.1%
Biotechnology - 0.0%
Lakefront Biotherapeutics NV (b)	8,714	239,044
Health Care Providers & Services - 0.1%
Fagron	19,531	522,514
TOTAL HEALTH CARE		761,558
Industrials - 0.3%
Building Products - 0.0%
Recticel SA	11,622	166,184
Construction & Engineering - 0.2%
Ackermans & van Haaren NV	6,360	1,974,322
Deme Group NV	1,857	353,759
		2,328,081
Trading Companies & Distributors - 0.1%
Azelis Group NV	70,664	921,609
TOTAL INDUSTRIALS		3,415,874
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	15,684	142,337
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	5,923	466,496
X-Fab Silicon Foundries SE (b)(d)(e)	15,301	114,424
		580,920
TOTAL INFORMATION TECHNOLOGY		723,257
Materials - 0.3%
Chemicals - 0.3%
Solvay SA Class A	22,121	677,515
Tessenderlo Group SA	6,065	149,318
Umicore SA	67,589	1,683,510
		2,510,343
Metals & Mining - 0.0%
Bekaert SA	9,801	450,386
TOTAL MATERIALS		2,960,729
Real Estate - 0.6%
Health Care REITs - 0.3%
Aedifica SA	27,416	2,220,937
Industrial REITs - 0.3%
Montea NV	5,995	470,093
Warehouses De Pauw CVA	55,649	1,432,311
		1,902,404
Real Estate Management & Development - 0.0%
VGP NV	4,457	433,781
Residential REITs - 0.0%
Xior Student Housing NV (e)	11,675	371,580
Retail REITs - 0.0%
Retail Estates NV	3,214	244,611
Vastned NV	2,268	77,676
		322,287
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	9,198	268,879
TOTAL REAL ESTATE		5,519,868
TOTAL BELGIUM		16,289,307
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	39,692	231,365
BRAZIL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Karoon Energy Ltd	192,738	238,919
Financials - 0.1%
Financial Services - 0.1%
Pluxee NV (c)	23,724	387,927
TOTAL BRAZIL		626,846
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Champion Iron Ltd (c)	119,979	285,292
CHINA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CITIC Telecom International Holdings Ltd	462,000	163,771
Media - 0.0%
Mobvista Inc (b)(d)(e)	161,000	228,903
TOTAL COMMUNICATION SERVICES		392,674
Consumer Staples - 0.0%
Food Products - 0.0%
Health & Happiness H&H International Holdings Ltd	61,000	118,151
Financials - 0.0%
Capital Markets - 0.0%
OSL Group Ltd (b)(c)	171,500	257,171
Health Care - 0.0%
Biotechnology - 0.0%
HBM Holdings Ltd (b)(d)(e)	166,000	257,814
Laekna Inc (b)(c)	68,500	52,844
TOTAL HEALTH CARE		310,658
Industrials - 0.2%
Air Freight & Logistics - 0.0%
KLN Logistics Group Ltd	80,500	61,486
Building Products - 0.2%
Xinyi Glass Holdings Ltd (c)	454,611	540,266
Trading Companies & Distributors - 0.0%
Deep Source Holdings Ltd (b)(c)	1,740,000	115,373
TOTAL INDUSTRIALS		717,125
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VSTECS Holdings Ltd	232,000	278,078
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Yanlord Land Group Ltd	168,400	89,957
Retail REITs - 0.0%
Sasseur Real Estate Investment Trust (e)	162,800	87,536
TOTAL REAL ESTATE		177,493
TOTAL CHINA		2,251,350
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (b)	249,292	657,855
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Financial Services - 0.0%
WAG Payment Solutions PLC	50,760	75,253
DENMARK - 1.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Better Collective A/S (b)(c)	9,426	119,580
Household Durables - 0.1%
GN Store Nord AS (b)	40,574	611,552
Specialty Retail - 0.0%
Matas A/S	10,111	141,167
TOTAL CONSUMER DISCRETIONARY		872,299
Consumer Staples - 0.1%
Beverages - 0.1%
Royal Unibrew A/S	14,503	1,090,522
Food Products - 0.0%
Schouw & Co A/S	3,305	316,631
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	14,102	156,641
TOTAL CONSUMER STAPLES		1,563,794
Financials - 0.6%
Banks - 0.5%
AL Sydbank	20,255	1,949,880
Jyske Bank A/S	11,810	1,876,627
Ringkjoebing Landbobank A/S	7,124	1,914,534
		5,741,041
Insurance - 0.1%
Alm Brand A/S	217,489	571,404
TOTAL FINANCIALS		6,312,445
Health Care - 0.4%
Biotechnology - 0.1%
Bavarian Nordic A/S (b)	23,266	638,540
Zealand Pharma A/S (b)	19,113	896,383
		1,534,923
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	54,527	608,613
Life Sciences Tools & Services - 0.0%
Chemometec A/S	5,114	341,302
Gubra A/S (b)	1,919	114,512
		455,814
Pharmaceuticals - 0.2%
ALK-Abello A/S Series B	39,053	1,337,514
H Lundbeck A/S Series B	81,926	524,519
		1,862,033
TOTAL HEALTH CARE		4,461,383
Industrials - 0.6%
Commercial Services & Supplies - 0.2%
ISS A/S	38,573	1,710,256
Construction & Engineering - 0.1%
Cadeler A/S (b)(c)	67,905	386,921
Per Aarsleff Holding A/S Series B	5,165	576,102
		963,023
Electrical Equipment - 0.2%
NKT A/S (b)	15,913	2,170,178
Ground Transportation - 0.0%
NTG Nordic Transport Group A/S (b)	3,306	129,801
Machinery - 0.1%
FLSmidth & Co A/S	11,574	866,354
Marine Transportation - 0.0%
D/S Norden A/S	5,509	286,074
Dfds A/S (b)	9,043	173,689
		459,763
TOTAL INDUSTRIALS		6,299,375
Information Technology - 0.1%
IT Services - 0.1%
Netcompany Group A/S (b)(d)(e)	11,010	548,632
Materials - 0.0%
Construction Materials - 0.0%
Cementir Holding NV (c)	11,694	203,352
TOTAL DENMARK		20,261,280
FAROE ISLANDS - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Bakkafrost	15,050	718,716
FINLAND - 1.0%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Nokian Renkaat Oyj (c)	35,580	624,873
Broadline Retail - 0.0%
Puuilo Oyj	22,994	453,946
Tokmanni Group Corp (c)	13,577	114,369
		568,315
Household Durables - 0.0%
YIT Oyj (b)	37,550	127,088
Leisure Products - 0.0%
Harvia Oyj (c)(e)	4,653	221,331
TOTAL CONSUMER DISCRETIONARY		1,541,607
Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	129,413	887,188
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj (b)	5,859	82,561
Industrials - 0.5%
Electrical Equipment - 0.0%
Kempower Oyj (b)(c)	5,964	70,768
Machinery - 0.5%
Hiab Oyj B Shares	11,516	780,845
Kalmar Oyj B Shares	11,262	500,510
Konecranes Oyj A Shares	54,581	1,701,901
Valmet Oyj	41,042	1,236,196
		4,219,452
Passenger Airlines - 0.0%
Finnair Oyj	27,029	149,484
TOTAL INDUSTRIALS		4,439,704
Information Technology - 0.1%
IT Services - 0.1%
Tieto Oyj	30,479	651,623
Software - 0.0%
Bittium Oyj (c)	8,386	275,120
QT Group Oyj (b)(c)	5,597	161,742
		436,862
TOTAL INFORMATION TECHNOLOGY		1,088,485
Materials - 0.2%
Chemicals - 0.0%
Kemira Oyj	32,031	628,291
Containers & Packaging - 0.1%
Huhtamaki Oyj	26,941	959,971
Metsa Board Oyj B Shares (b)(c)	42,589	144,289
		1,104,260
Metals & Mining - 0.1%
Outokumpu Oyj A Shares	118,488	709,133
TOTAL MATERIALS		2,441,684
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lumo Kodit Oyj	46,730	424,358
TOTAL FINLAND		10,905,587
FRANCE - 3.7%
Communication Services - 0.3%
Entertainment - 0.1%
Ubisoft Entertainment SA (b)(c)	28,633	189,427
Vivendi SE	195,068	359,008
		548,435
Media - 0.2%
Canal+ SA	189,814	672,811
Eutelsat Communications SACA (b)(c)	76,033	180,002
IPSOS SA	10,454	430,847
JCDecaux SE	20,427	533,294
Louis Hachette Group	174,846	354,858
Metropole Television SA (c)	7,506	104,732
Television Francaise 1 SA	12,466	101,992
		2,378,536
TOTAL COMMUNICATION SERVICES		2,926,971
Consumer Discretionary - 0.4%
Automobile Components - 0.2%
Forvia SE (b)	47,164	482,849
Opmobility	15,825	233,582
Valeo SE	61,906	1,062,237
		1,778,668
Automobiles - 0.0%
Trigano SA	2,410	419,365
Hotels, Restaurants & Leisure - 0.1%
Cie des Alpes	5,597	131,343
Elior Group SA (d)(e)	32,589	79,444
FDJ UNITED (c)	32,647	825,596
Pierre Et Vacances SA (b)	41,932	90,712
		1,127,095
Household Durables - 0.1%
Kaufman & Broad SA	3,649	106,669
SEB SA	7,485	502,775
		609,444
Leisure Products - 0.0%
Beneteau SACA	11,131	77,014
Specialty Retail - 0.0%
Fnac Darty SA	3,321	132,313
TOTAL CONSUMER DISCRETIONARY		4,143,899
Consumer Staples - 0.1%
Beverages - 0.1%
Remy Cointreau SA	6,387	357,064
Remy Cointreau SA rights (b)(g)	6,387	1,841
		358,905
Personal Care Products - 0.0%
Interparfums SA	7,117	201,891
TOTAL CONSUMER STAPLES		560,796
Energy - 0.5%
Energy Equipment & Services - 0.3%
Technip Energies NV	39,582	1,364,755
Vallourec SACA (b)	53,932	1,300,359
Viridien (b)	2,112	226,254
		2,891,368
Oil, Gas & Consumable Fuels - 0.2%
Etablissements Maurel et Prom SA	17,750	166,203
Gaztransport Et Technigaz SA	10,965	2,474,488
		2,640,691
TOTAL ENERGY		5,532,059
Financials - 0.6%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	9,421	94,841
Tikehau Capital SCA (c)	12,702	232,600
		327,441
Financial Services - 0.4%
Edenred SE	64,926	2,135,276
Eurazeo SE	10,347	565,560
Peugeot Invest SA	1,374	89,678
Wendel SE	7,037	680,419
Worldline SA/France (b)(c)(d)(e)	11,593	162,935
		3,633,868
Insurance - 0.2%
Coface SA	27,692	504,542
SCOR SE	45,060	1,782,260
		2,286,802
TOTAL FINANCIALS		6,248,111
Health Care - 0.2%
Biotechnology - 0.1%
DBV Technologies SA (b)	51,082	138,427
Inventiva SA (b)(c)(d)(e)	29,300	128,392
Nanobiotix SA (b)	9,233	359,018
Valneva SE (b)(c)	40,677	100,756
		726,593
Health Care Providers & Services - 0.0%
Clariane SE (b)	31,400	144,474
Emeis SA (b)	21,329	358,111
		502,585
Health Care Technology - 0.0%
Equasens	1,479	55,855
Pharmaceuticals - 0.1%
Medincell SA (b)(c)	6,845	204,752
Virbac SACA	1,233	479,869
		684,621
TOTAL HEALTH CARE		1,969,654
Industrials - 0.9%
Aerospace & Defense - 0.1%
Exail Technologies SA (b)(c)	2,877	413,374
Exosens SAS	9,866	650,763
LISI SA	6,151	448,989
		1,513,126
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (b)	864	358,178
Commercial Services & Supplies - 0.5%
Derichebourg SA	28,053	300,849
Elis SA	44,454	1,270,276
GL Events SACA	2,581	93,753
Seche Environnement SACA (c)	713	66,597
Societe BIC SA	5,118	400,734
SPIE SA	45,024	2,415,292
		4,547,501
Electrical Equipment - 0.2%
Mersen SA	6,445	276,770
Nexans SA	11,045	1,678,676
		1,955,446
Machinery - 0.0%
Manitou BF SA	2,906	73,723
Passenger Airlines - 0.0%
Air France-KLM (b)	35,314	489,075
Professional Services - 0.1%
Assystem SA (c)	1,730	83,788
Teleperformance SE	12,481	993,080
		1,076,868
TOTAL INDUSTRIALS		10,013,917
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Vusion/France (c)	2,351	352,166
IT Services - 0.2%
Alten SA	8,740	756,898
Aubay	2,200	140,039
OVH Groupe SA (b)	7,099	122,302
Sopra Steria Group	4,278	902,771
Wavestone	2,214	82,719
		2,004,729
Semiconductors & Semiconductor Equipment - 0.1%
SOITEC (b)	7,686	921,764
Software - 0.0%
Planisware SA (c)	6,171	164,382
Technology Hardware, Storage & Peripherals - 0.0%
2CRSI SACA (b)(c)	2,985	88,669
TOTAL INFORMATION TECHNOLOGY		3,531,710
Materials - 0.2%
Chemicals - 0.1%
Arkema SA	16,911	1,148,604
Robertet SA	271	248,753
		1,397,357
Construction Materials - 0.1%
Imerys SA	9,367	254,269
Vicat SACA	4,617	348,728
		602,997
Metals & Mining - 0.0%
Eramet SA (b)(c)	2,570	127,790
TOTAL MATERIALS		2,128,144
Real Estate - 0.1%
Diversified REITs - 0.0%
ICADE	8,955	199,817
Industrial REITs - 0.0%
ARGAN SA	3,782	330,580
Real Estate Management & Development - 0.0%
Nexity SA (b)(c)	12,545	101,987
Residential REITs - 0.0%
Altarea SCA	1,391	161,686
Retail REITs - 0.1%
Carmila SA	18,464	359,831
Mercialys SA	27,750	383,999
		743,830
TOTAL REAL ESTATE		1,537,900
Utilities - 0.1%
Gas Utilities - 0.1%
Rubis SCA	21,265	820,988
Independent Power and Renewable Electricity Producers - 0.0%
Voltalia SA (b)(c)	9,588	77,173
TOTAL UTILITIES		898,161
TOTAL FRANCE		39,491,322
GABON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW Energy Ltd (b)	15,536	85,077
GEORGIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Lion Finance Group PLC	10,224	1,599,789
TBC Bank Group PLC	12,420	805,483
		2,405,272
Capital Markets - 0.0%
Georgia Capital PLC (b)	8,067	429,999
TOTAL GEORGIA		2,835,271
GERMANY - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
United Internet AG	22,950	625,628
Media - 0.0%
ProSiebenSat.1 Media SE (c)	17,385	72,451
Stroeer SE & Co KGaA	9,026	412,586
		485,037
Wireless Telecommunication Services - 0.1%
Freenet AG (c)	35,325	990,676
TOTAL COMMUNICATION SERVICES		2,101,341
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Aumovio SE	16,389	753,124
SAF-Holland SE	13,370	332,250
Schaeffler AG Class Registered	57,840	472,890
		1,558,264
Hotels, Restaurants & Leisure - 0.1%
TUI AG	133,912	1,160,008
Specialty Retail - 0.3%
Auto1 Group SE (b)(c)	39,339	1,024,314
CECONOMY AG	39,612	194,591
Douglas AG Class Registered (b)(c)	8,679	80,566
Fielmann Group AG	6,828	320,066
Hornbach Holding AG & Co KGaA	3,021	290,189
		1,909,726
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	11,477	501,595
Puma SE (b)	29,644	940,060
		1,441,655
TOTAL CONSUMER DISCRETIONARY		6,069,653
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (b)(c)	43,221	170,055
Food Products - 0.1%
KWS Saat SE & Co KGaA (c)	2,941	243,843
Suedzucker AG (b)(c)	15,037	196,288
		440,131
TOTAL CONSUMER STAPLES		610,186
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	2,205	166,801
Verbio SE (b)	6,085	201,245
TOTAL ENERGY		368,046
Financials - 0.2%
Capital Markets - 0.2%
flatexDEGIRO SE	24,483	1,024,843
Mutares SE & Co KGaA (c)	4,925	151,636
		1,176,479
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (b)(c)(d)(e)	39,808	156,902
GRENKE AG (c)	7,026	95,280
Hypoport SE (b)(c)	1,234	116,898
		369,080
Insurance - 0.0%
Wuestenrot & Wuerttembergische AG	6,038	101,516
TOTAL FINANCIALS		1,647,075
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (c)	10,520	370,000
Eckert & Ziegler SE	12,777	200,527
		570,527
Life Sciences Tools & Services - 0.1%
Evotec SE (b)(c)	39,176	154,049
Gerresheimer AG (b)	8,614	273,562
Schott Pharma AG & Co KGaA	10,233	259,014
		686,625
Pharmaceuticals - 0.0%
Dermapharm Holding SE	2,713	128,268
TOTAL HEALTH CARE		1,385,420
Industrials - 1.0%
Aerospace & Defense - 0.1%
Montana Aerospace Ag (b)(d)(e)	9,031	270,332
Tkms AG& Co KGaA (c)	7,558	713,800
		984,132
Commercial Services & Supplies - 0.1%
Bilfinger SE	10,598	1,008,240
Cewe Stiftung & Co KGAA (c)	1,462	161,678
		1,169,918
Construction & Engineering - 0.0%
Thyssenkrupp Nucera AG & Co KGaa (b)(c)(d)(e)	6,731	58,524
Electrical Equipment - 0.2%
2G Energy AG (b)	2,898	191,821
Energiekontor AG (c)	2,008	78,959
Nordex SE (b)	38,549	1,708,766
Pfisterer Holding SE	2,132	187,339
PNE AG (c)	8,096	98,587
SMA Solar Technology AG (b)	4,585	279,428
		2,544,900
Ground Transportation - 0.0%
Sixt SE (c)	3,908	321,990
Industrial Conglomerates - 0.0%
Indus Holding AG	5,746	209,713
MBB SE	394	87,415
		297,128
Machinery - 0.5%
Deutz AG (c)	42,614	480,838
Duerr AG	14,259	293,339
JOST Werke SE (d)(e)	4,827	322,286
KION Group AG	21,412	961,231
Krones AG	3,969	509,861
Norma Group SE	6,343	133,415
RENK Group AG	23,734	1,309,601
Vossloh AG (c)	2,852	191,407
Wacker Neuson SE	7,748	193,881
		4,395,859
Transportation Infrastructure - 0.1%
Fraport AG Frankfurt Airport Services Worldwide	10,986	857,024
TOTAL INDUSTRIALS		10,629,475
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	15,329	658,985
Softwareone Holding AG	48,646	528,911
		1,187,896
IT Services - 0.2%
Bechtle AG (c)	24,326	1,012,661
CANCOM SE	6,981	192,398
GFT Technologies SE	5,028	132,195
IONOS Group SE (b)(c)	14,386	521,233
Nagarro SE	1,998	175,910
Secunet Security Network Ag	463	95,463
		2,129,860
Semiconductors & Semiconductor Equipment - 0.3%
AIXTRON SE	32,766	1,370,430
Elmos Semiconductor SE	2,730	459,623
PVA TePla AG (b)	5,749	218,507
Siltronic AG (b)	4,842	424,908
SUSS MicroTec SE	5,615	481,735
		2,955,203
Software - 0.0%
Atoss Software SE	2,577	250,214
TeamViewer SE (b)(d)(e)	46,859	323,673
		573,887
TOTAL INFORMATION TECHNOLOGY		6,846,846
Materials - 0.6%
Chemicals - 0.2%
Alzchem Group AG	1,796	318,736
K+S AG (c)	49,331	828,261
LANXESS AG	25,352	483,541
Wacker Chemie AG (b)	5,456	556,805
		2,187,343
Metals & Mining - 0.4%
Aurubis AG	7,004	1,466,722
Salzgitter AG	8,409	499,872
thyssenkrupp AG	147,414	2,049,235
		4,015,829
TOTAL MATERIALS		6,203,172
Real Estate - 0.3%
Diversified REITs - 0.0%
Sirius Real Estate Ltd	466,298	621,854
Real Estate Management & Development - 0.3%
Aroundtown SA	191,927	479,823
Grand City Properties SA	9,870	110,174
LEG Immobilien SE	22,375	1,342,980
Patrizia SE	12,508	104,427
TAG Immobilien AG	54,870	873,805
		2,911,209
TOTAL REAL ESTATE		3,533,063
TOTAL GERMANY		39,394,277
GREECE - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals PLC (c)	29,616	1,578,491
HONG KONG - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKBN Ltd	104,600	80,693
PCCW Ltd	1,162,000	871,234
TOTAL COMMUNICATION SERVICES		951,927
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	109,535	259,647
Hotels, Restaurants & Leisure - 0.0%
Melco International Development Ltd (b)(c)	249,000	116,842
Melco Resorts & Entertainment Ltd ADR (b)	47,710	273,378
Super Hi International Holding Ltd (b)(c)	51,000	70,494
		460,714
Household Durables - 0.0%
Man Wah Holdings Ltd (c)	427,200	171,590
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	95,000	298,480
Textiles, Apparel & Luxury Goods - 0.2%
Chow Sang Sang Holdings International Ltd	98,000	145,331
Crystal International Group Ltd (d)(e)	158,500	130,965
Stella International Holdings Ltd (c)	173,000	321,187
Viva Goods Company Ltd	1,008,000	44,344
Yue Yuen Industrial Holdings Ltd (c)	235,500	425,812
		1,067,639
TOTAL CONSUMER DISCRETIONARY		2,258,070
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	89,400	353,465
Food Products - 0.0%
Vitasoy International Holdings Ltd	156,000	128,899
TOTAL CONSUMER STAPLES		482,364
Financials - 0.2%
Banks - 0.2%
Bank of East Asia Ltd/The	271,981	578,476
Dah Sing Banking Group Ltd	103,200	198,310
Dah Sing Financial Holdings Ltd	51,600	328,060
		1,104,846
Capital Markets - 0.0%
Bright Smart Securities & Commodities Group Ltd (b)(c)	248,000	202,387
Guotai Junan International Holdings Ltd (c)(f)	698,000	185,127
		387,514
Insurance - 0.0%
FWD Group Holdings Ltd (b)(c)	56,200	214,985
TOTAL FINANCIALS		1,707,345
Health Care - 0.0%
Biotechnology - 0.0%
CK Life Sciences Int'l Holdings Inc (b)(c)	708,000	50,556
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The (c)	318,000	361,695
TOTAL HEALTH CARE		412,251
Industrials - 0.2%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(c)(e)	406,000	248,495
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd (c)	200,000	336,377
Industrial Conglomerates - 0.0%
CTF Services Ltd	335,134	350,416
Marine Transportation - 0.2%
Pacific Basin Shipping Ltd	1,245,000	520,708
TS Lines Ltd (c)	88,000	99,755
		620,463
Trading Companies & Distributors - 0.0%
Realord Technology Co Ltd (b)(c)	138,000	123,528
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	1,405,500	268,820
TOTAL INDUSTRIALS		1,948,099
Information Technology - 0.2%
Communications Equipment - 0.0%
Comba Telecom Systems Holdings Ltd	562,000	56,613
Plover Bay Technologies Ltd (e)	97,000	103,155
VTech Holdings Ltd (c)	46,600	306,907
		466,675
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (c)	76,000	199,633
IT Services - 0.0%
SUNeVision Holdings Ltd (c)	173,000	106,547
Semiconductors & Semiconductor Equipment - 0.2%
ASMPT Ltd	92,900	1,792,279
TOTAL INFORMATION TECHNOLOGY		2,565,134
Materials - 0.0%
Metals & Mining - 0.0%
Jiaxin International Resources Investment Ltd (c)	25,600	180,190
Real Estate - 0.3%
Office REITs - 0.0%
Champion REIT	540,000	160,436
Real Estate Management & Development - 0.3%
Great Eagle Holdings Ltd	56,000	113,251
Hang Lung Group Ltd	230,000	405,310
Hang Lung Properties Ltd	520,575	483,907
Hysan Development Co Ltd	174,000	413,789
Kerry Properties Ltd	179,000	446,907
New World Development Co Ltd (b)(c)	406,000	356,177
		2,219,341
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	424,000	261,134
TOTAL REAL ESTATE		2,640,911
TOTAL HONG KONG		13,146,291
INDONESIA - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Bumitama Agri Ltd	77,500	99,015
First Pacific Co Ltd	688,000	491,279
First Resources Ltd	127,800	334,783
Golden Agri-Resources Ltd	1,881,200	417,948
TOTAL CONSUMER STAPLES		1,343,025
Materials - 0.0%
Metals & Mining - 0.0%
Nickel Industries Ltd (b)	641,325	365,411
TOTAL INDONESIA		1,708,436
IRAQ - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd (b)	4,170,000	191,421
IRELAND - 0.4%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Cairn Homes PLC (Ireland)	175,520	492,846
Glenveagh Properties PLC (b)(d)(e)	121,512	334,190
TOTAL CONSUMER DISCRETIONARY		827,036
Consumer Staples - 0.3%
Beverages - 0.0%
C&C Group PLC (c)	109,014	149,568
Food Products - 0.3%
Glanbia PLC	59,163	1,567,784
Greencore Group PLC	165,168	579,664
		2,147,448
TOTAL CONSUMER STAPLES		2,297,016
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	68,674	336,564
Pharmaceuticals - 0.0%
Cosmo NV	2,317	171,958
TOTAL HEALTH CARE		508,522
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	155,187	193,986
TOTAL IRELAND		3,826,560
ISRAEL - 4.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	820,982	1,966,704
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd	33,309	360,062
Partner Communications Co Ltd	44,766	552,453
		912,515
TOTAL COMMUNICATION SERVICES		2,879,219
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Global-e Online Ltd (b)	32,585	1,280,917
Max Stock Ltd	30,780	352,059
		1,632,976
Hotels, Restaurants & Leisure - 0.1%
Fattal Holdings 1998 Ltd (b)	1,815	402,549
Isrotel Ltd (b)	5,297	218,881
		621,430
Household Durables - 0.0%
Azorim-Investment Development & Construction Co Ltd	22,538	106,330
Electra Consumer Products 1970 Ltd	3,757	88,587
		194,917
Specialty Retail - 0.0%
Carasso Motors Ltd	10,219	102,307
Delek Automotive Systems Ltd (b)	14,438	80,020
Fox Wizel Ltd	2,444	241,721
Retailors Ltd (b)	6,177	47,108
		471,156
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	3,074	178,013
TOTAL CONSUMER DISCRETIONARY		3,098,492
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
M Yochananof & Sons Ltd	1,380	158,023
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,429	273,536
Shufersal Ltd	59,393	849,360
		1,280,919
Food Products - 0.1%
Neto Malinda Trading Ltd	3,217	148,509
Strauss Group Ltd	17,194	651,420
		799,929
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	11,455	162,432
TOTAL CONSUMER STAPLES		2,243,280
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Delek Group Ltd	26,840	703,557
Delek Yizum Nechasim Ltd	2,684	59,229
Energean PLC	36,313	373,419
Equital Ltd (b)	6,929	259,795
Oil Refineries Ltd	640,962	408,504
Paz Retail And Energy Ltd	3,038	857,777
Tamar Petroleum Ltd (d)(e)	6,247	61,090
TOTAL ENERGY		2,723,371
Financials - 0.9%
Banks - 0.2%
FIBI Holdings Ltd	4,943	485,001
First International Bank of Israel Ltd	15,595	1,206,170
		1,691,171
Capital Markets - 0.3%
Etoro Group Ltd Class A (b)(c)	13,465	480,297
IBI Investment House Ltd	1,029	160,250
Meitav Investment House Ltd	11,986	519,204
Plus500 Ltd	20,635	1,087,403
Tel Aviv Stock Exchange Ltd	26,408	1,019,514
YD More Investments Ltd	9,106	127,063
		3,393,731
Consumer Finance - 0.0%
Isracard Ltd (b)	57,429	201,044
Financial Services - 0.0%
Mivtach Shamir Holdings Ltd	1,570	220,668
Insurance - 0.4%
Ayalon Holdings Ltd	3,000	138,786
Clal Insurance Enterprises Holdings Ltd	20,283	1,538,231
IDI Insurance Co Ltd	2,601	205,936
Menora Mivtachim Holdings Ltd	6,480	1,015,514
Migdal Insurance & Financial Holdings Ltd (b)	164,748	937,336
		3,835,803
TOTAL FINANCIALS		9,342,417
Industrials - 0.5%
Aerospace & Defense - 0.1%
Aryt Industries Ltd	17,924	147,954
Bet Shemesh Engines Holdings 1997 Ltd (b)	2,412	655,774
		803,728
Building Products - 0.0%
Inrom Construction Industries Ltd	28,465	227,608
Construction & Engineering - 0.3%
Ashtrom Group Ltd	12,719	260,996
Danya Cebus Ltd	3,378	129,638
Elco Ltd	2,688	130,069
Electra Ltd/Israel	12,409	483,125
Kvutzat Acro Ltd (b)	8,315	111,674
Shapir Engineering and Industry Ltd	42,134	631,217
Shikun & Binui Ltd (b)	103,999	595,447
Shikun & Binui Soltec Renewable Energy (b)	86,160	115,575
		2,457,741
Machinery - 0.0%
Kornit Digital Ltd (b)	13,585	206,764
Marine Transportation - 0.1%
ZIM Integrated Shipping Services Ltd	34,032	857,266
Passenger Airlines - 0.0%
El Al Israel Airlines	99,522	442,501
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	1,356	190,989
Hilan Ltd	4,711	337,238
		528,227
Trading Companies & Distributors - 0.0%
Scope Metals Group Ltd	2,330	221,832
TOTAL INDUSTRIALS		5,745,667
Information Technology - 0.8%
Communications Equipment - 0.0%
Gilat Satellite Networks Ltd (b)	22,197	245,899
Ituran Location and Control Ltd	3,948	217,772
		463,671
Electronic Equipment, Instruments & Components - 0.2%
Nayax Ltd (b)	4,296	292,069
Next Vision Stabilized Systems Ltd	21,786	1,692,844
Priortech Ltd (b)	2,434	270,913
RP Optical Lab Ltd	11,523	152,647
		2,408,473
IT Services - 0.2%
Formula Systems 1985 Ltd	2,804	296,225
Matrix IT Ltd	14,244	403,110
One Software Technologies Ltd	14,024	299,980
Wix.com Ltd (b)(c)	10,654	586,290
		1,585,605
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (b)	8,495	1,184,269
Qualitau Ltd	1,298	214,543
		1,398,812
Software - 0.3%
Cellebrite DI Ltd (b)(c)	37,137	547,771
Nice Ltd (b)	16,987	1,653,405
Radware Ltd (b)	10,238	268,133
		2,469,309
TOTAL INFORMATION TECHNOLOGY		8,325,870
Materials - 0.0%
Chemicals - 0.0%
Israel Corp Ltd Class A1	11,450	300,138
Turpaz Industries Ltd	15,976	336,142
TOTAL MATERIALS		636,280
Real Estate - 0.8%
Diversified REITs - 0.1%
Reit 1 Ltd	60,646	429,969
Sella Capital Real Estate Ltd	65,318	188,484
		618,453
Real Estate Management & Development - 0.7%
Africa Israel Residences Ltd	1,961	139,224
Airport City Ltd (b)	15,611	281,422
Alony Hetz Properties & Investments Ltd	47,391	493,214
Amot Investments Ltd	72,509	441,008
Amram Avraham Construction Co Ltd (b)	8,163	100,151
Aura Investments Ltd	47,662	249,498
Big Shopping Centers Ltd	4,827	1,086,371
Blue Square Real Estate Ltd	1,432	150,626
Electra Real Estate Ltd (b)	10,115	105,899
G City Ltd	23,122	87,979
Gav-Yam Lands Corp Ltd	19,453	249,933
Israel Canada T.R Ltd	52,764	270,337
Isras Holdings Ltd	1,032	127,088
Isras Investment Co Ltd	334	92,338
Mega Or Holdings Ltd	7,336	1,192,625
Melisron Ltd	7,069	929,273
Mivne Real Estate KD Ltd	172,237	760,739
Prashkovsky Investments and Construction Ltd	1,880	81,868
Summit Real Estate Holdings Ltd	10,852	177,133
YH Dimri Construction & Development Ltd	2,986	353,455
		7,370,181
TOTAL REAL ESTATE		7,988,634
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Doral Group Renewable Energy Resources Ltd (b)	24,411	551,873
Energix-Renewable Energies Ltd	85,931	624,135
Meshek Energy Renewable Energies Ltd (b)	96,242	352,661
OY Nofar Energy Ltd (b)	7,978	469,832
TOTAL UTILITIES		1,998,501
TOTAL ISRAEL		44,981,731
ITALY - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (d)(e)	28,132	150,524
Entertainment - 0.0%
Juventus Football Club SpA (b)(c)	36,725	85,884
Media - 0.1%
Arnoldo Mondadori Editore SpA	35,996	87,168
MFE-MediaForEurope NV Class A (c)	73,058	221,570
MFE-MediaForEurope NV Class B (c)	17,729	71,841
		380,579
TOTAL COMMUNICATION SERVICES		616,987
Consumer Discretionary - 0.8%
Automobile Components - 0.2%
Brembo NV	42,439	517,280
CIR SpA-Compagnie Industriali (b)	135,932	112,703
Pirelli & C SpA (d)(e)	127,455	970,034
		1,600,017
Automobiles - 0.0%
Piaggio & C SpA (c)	51,748	115,885
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	68,654	1,858,874
Household Durables - 0.1%
De' Longhi SpA	20,219	943,813
Leisure Products - 0.1%
Ferretti SpA (c)	36,760	122,506
Sanlorenzo SpA/Ameglia (c)	4,216	183,869
Technogym SpA (d)(e)	32,532	506,818
		813,193
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA (c)	9,972	1,011,012
OVS SpA (d)(e)	44,958	324,539
Safilo Group SpA (b)	55,033	104,838
Salvatore Ferragamo SpA (b)	14,845	174,266
		1,614,655
TOTAL CONSUMER DISCRETIONARY		6,946,437
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (c)	8,506	62,481
Food Products - 0.0%
NewPrinces SpA (b)(c)	5,134	94,961
Personal Care Products - 0.0%
Intercos SpA	14,180	218,131
Pharmanutra SpA	1,010	96,902
		315,033
TOTAL CONSUMER STAPLES		472,475
Energy - 0.2%
Energy Equipment & Services - 0.2%
Saipem SpA	384,060	1,854,777
Oil, Gas & Consumable Fuels - 0.0%
d'Amico International Shipping SA	14,587	121,195
TOTAL ENERGY		1,975,972
Financials - 0.4%
Banks - 0.0%
Banco di Desio e della Brianza SpA	8,749	170,503
Credito Emiliano SpA	20,156	441,615
		612,118
Capital Markets - 0.3%
Azimut Holding SpA	32,909	1,393,108
Banca Generali SpA	16,420	1,237,384
Tamburi Investment Partners SpA	22,564	242,764
		2,873,256
Financial Services - 0.1%
Banca IFIS SpA (c)	9,112	154,985
Nexi SpA (c)(d)(e)	182,930	894,832
		1,049,817
TOTAL FINANCIALS		4,535,191
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
DiaSorin SpA (c)	5,868	486,254
El.En. SpA	14,192	254,320
GVS SpA (b)(d)(e)	17,745	88,808
		829,382
Health Care Providers & Services - 0.0%
Amplifon SpA	44,660	625,721
TOTAL HEALTH CARE		1,455,103
Industrials - 0.5%
Aerospace & Defense - 0.0%
Avio SpA (c)(e)	10,987	367,800
Building Products - 0.1%
Ariston Holding NV	23,163	97,279
Carel Industries SpA (d)(e)	13,205	411,900
LU-VE SpA	2,772	181,883
		691,062
Commercial Services & Supplies - 0.0%
Fila SpA Class A	9,234	99,719
Construction & Engineering - 0.1%
Maire SpA	43,980	653,723
Webuild SpA (c)	122,449	317,140
Webuild SpA warrants 8/2/2030 (b)	6,588	17,063
		987,926
Electrical Equipment - 0.0%
Cembre SpA	1,496	141,114
Industrial Conglomerates - 0.0%
Italmobiliare SpA	4,049	122,331
Machinery - 0.3%
Danieli & C Officine Meccaniche SpA	2,471	184,643
Fincantieri SpA (b)	36,837	575,797
Industrie De Nora SpA	9,043	66,739
Interpump Group SpA	22,624	906,328
Iveco Group NV	55,960	896,648
		2,630,155
Transportation Infrastructure - 0.0%
Enav Spa (d)(e)	75,669	441,524
TOTAL INDUSTRIALS		5,481,631
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	1,914	203,938
IT Services - 0.1%
Reply SpA	6,711	849,719
Wiit SpA	2,469	79,720
		929,439
TOTAL INFORMATION TECHNOLOGY		1,133,377
Materials - 0.1%
Chemicals - 0.1%
SOL SpA	9,992	655,617
Containers & Packaging - 0.0%
Zignago Vetro Spa (c)	7,966	68,344
TOTAL MATERIALS		723,961
Utilities - 0.3%
Gas Utilities - 0.0%
Ascopiave SpA	20,193	62,638
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	15,446	392,210
Multi-Utilities - 0.3%
A2A SpA	464,073	1,214,246
ACEA SpA	15,422	375,240
Hera SpA	243,260	1,063,714
Iren SpA	175,528	510,478
		3,163,678
TOTAL UTILITIES		3,618,526
TOTAL ITALY		26,959,660
JAPAN - 36.7%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	32,800	720,024
U-Next Holdings Co Ltd	18,300	196,461
		916,485
Entertainment - 0.3%
Anycolor Inc	9,000	148,102
Cover Corp (b)(c)	11,200	102,823
Daiichikosho Co Ltd	19,800	223,958
DeNA Co Ltd (c)	17,000	264,171
GungHo Online Entertainment Inc	10,700	162,953
Koei Tecmo Holdings Co Ltd	29,500	298,670
MIXI Inc	9,400	171,031
Shochiku Co Ltd	2,400	173,590
Square Enix Holdings Co Ltd	70,800	1,232,667
Toei Animation Co Ltd	22,100	409,250
Toei Co Ltd	7,000	266,125
		3,453,340
Interactive Media & Services - 0.1%
Kakaku.com Inc	36,700	852,518
Media - 0.5%
CyberAgent Inc	120,200	1,098,184
Dentsu Group Inc (b)	59,000	1,309,137
Fuji Media Holdings Inc	9,900	247,492
Hakuhodo DY Holdings Inc	65,300	532,942
Kadokawa Corp	24,400	533,930
Nippon Television Holdings Inc	15,400	281,210
Septeni Holdings Co Ltd	21,600	69,824
SKY Perfect JSAT Corp	29,700	386,855
TBS Holdings Inc	9,700	365,089
TV Asahi Holdings Corp	6,300	123,501
		4,948,164
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co	11,000	266,731
TOTAL COMMUNICATION SERVICES		10,437,238
Consumer Discretionary - 5.4%
Automobile Components - 1.4%
Aisan Industry Co Ltd	9,300	138,771
Eagle Industry Co Ltd	5,900	109,911
Exedy Corp	8,200	308,985
FCC Co Ltd	9,500	220,790
GS Yuasa Corp	23,800	801,510
JTEKT Corp	61,400	840,763
Koito Manufacturing Co Ltd	52,600	879,105
KYB Corp	8,900	249,719
Musashi Seimitsu Industry Co Ltd	12,500	247,005
NHK Spring Co Ltd	51,300	1,137,299
Nifco Inc/Japan	20,900	676,581
Nippon Seiki Co Ltd	11,700	177,166
Niterra Co Ltd	44,100	2,575,381
NOK Corp	22,400	423,301
Seiren Co Ltd	13,300	263,072
Stanley Electric Co Ltd	24,400	531,694
Sumitomo Rubber Industries Ltd	50,800	718,755
Tokai Rika Co Ltd	14,400	283,961
Topre Corp	10,400	182,178
Toyo Tire Corp	35,400	938,965
Toyoda Gosei Co Ltd	26,200	904,515
Toyota Boshoku Corp	24,800	346,051
TS Tech Co Ltd	21,900	251,211
Yokohama Rubber Co Ltd/The (c)	36,900	1,752,782
		14,959,471
Automobiles - 0.2%
Mazda Motor Corp	168,200	1,226,277
Mitsubishi Motors Corp (c)	197,200	451,493
Nissan Shatai Co Ltd	20,400	123,269
		1,801,039
Broadline Retail - 0.6%
ASKUL Corp	9,400	74,346
BuySell Technologies Co Ltd	8,200	151,464
Isetan Mitsukoshi Holdings Ltd	92,200	2,057,845
Izumi Co Ltd	30,000	188,383
J Front Retailing Co Ltd	68,000	1,265,327
Mercari Inc (b)	34,300	928,155
Seria Co Ltd	13,300	322,250
Takashimaya Co Ltd	67,900	970,689
		5,958,459
Distributors - 0.1%
Arata Corp	8,000	130,941
Central Automotive Products Ltd	9,700	124,607
Doshisha Co Ltd	6,000	112,020
Happinet Corp	7,800	161,463
		529,031
Hotels, Restaurants & Leisure - 1.0%
Atom Corp (b)(c)	34,100	81,481
Colowide Co Ltd (c)	26,600	344,000
Create Restaurants Holdings Inc (c)	76,820	375,559
Doutor Nichires Holdings Co Ltd	8,200	164,504
Food & Life Cos Ltd	63,400	2,213,513
Fuji Kyuko Co Ltd	6,600	113,672
Fujita Kanko Inc	10,900	137,399
GENDA INC (c)	27,900	104,800
Heiwa Corp	15,300	204,924
Hiday Hidaka Corp	7,000	126,753
Ichibanya Co Ltd	20,000	117,615
Imperial Hotel Ltd (c)	12,200	77,085
KOMEDA Holdings Co Ltd	13,600	246,934
Koshidaka Holdings Co Ltd	14,200	93,390
Kura Sushi Inc (c)	12,300	128,838
Kyoritsu Maintenance Co Ltd	21,400	465,073
Matsuyafoods Holdings Co Ltd	2,700	84,509
McDonald's Holdings Co Japan Ltd (c)	25,400	1,282,176
Metaplanet Inc (b)	140,800	205,038
Monogatari Corp/The	9,200	316,052
MOS Food Services Inc	7,200	173,404
Ohsho Food Service Corp	10,100	190,560
Resorttrust Inc	47,800	536,129
Round One Corp	50,800	386,008
Royal Holdings Co Ltd (c)	19,000	158,723
Saizeriya Co Ltd	8,800	436,636
Skylark Holdings Co Ltd	65,200	1,284,854
Tokyotokeiba Co Ltd	4,800	151,260
Toridoll Holdings Corp (c)	14,400	393,354
Yoshinoya Holdings Co Ltd	18,100	437,077
		11,031,320
Household Durables - 0.7%
Casio Computer Co Ltd	58,400	641,725
ES-Con Japan Ltd (c)	11,600	77,951
Haseko Corp	65,000	1,130,981
Iida Group Holdings Co Ltd	43,300	619,920
JVCKenwood Corp	42,600	299,426
Nagawa Co Ltd (c)	2,200	71,653
Nikon Corp	64,300	764,035
Noritz Corp	8,600	127,952
Open House Group Co Ltd	20,800	1,105,263
Rinnai Corp	31,100	695,468
Sangetsu Corp	14,000	271,215
Sharp Corp/Japan (b)	57,100	220,581
Sumitomo Forestry Co Ltd	137,400	1,158,890
Tama Home Co Ltd (c)	3,900	74,367
Tamron Co Ltd	40,200	361,108
Token Corp	1,400	117,335
Zojirushi Corp	11,800	106,544
		7,844,414
Leisure Products - 0.4%
Mizuno Corp	15,800	364,361
Noritsu Koki Co Ltd	15,900	193,404
Roland Corp	4,300	112,980
Sankyo Co Ltd	48,900	567,475
Sega Sammy Holdings Inc	41,200	711,736
Tomy Co Ltd	23,800	541,401
Tsuburaya Fields Holdings Inc	10,700	161,800
Yamaha Corp	110,100	853,454
Yonex Co Ltd	16,300	265,229
		3,771,840
Specialty Retail - 0.8%
ABC-Mart Inc	27,200	465,413
and ST HD Co Ltd	7,500	159,123
AOKI Holdings Inc	10,200	110,206
Aoyama Trading Co Ltd	35,400	166,440
ARCLANDS CORP	15,680	188,324
Autobacs Seven Co Ltd	19,300	188,143
Bic Camera Inc	26,200	286,604
DCM Holdings Co Ltd	30,200	290,879
EDION Corp	21,400	325,216
IDOM Inc	16,400	131,832
JINS Holdings Inc	3,500	139,689
Joyful Honda Co Ltd	15,000	234,870
K's Holdings Corp	34,500	408,665
Kohnan Shoji Co Ltd	5,100	134,232
Komeri Co Ltd	7,500	181,469
Nextage Co Ltd	13,100	272,978
Nishimatsuya Chain Co Ltd	10,100	126,481
Nojima Corp	53,100	434,753
PAL GROUP Holdings Co Ltd	25,700	242,516
Shimamura Co Ltd	37,400	787,219
USS Co Ltd	112,100	1,415,697
Workman Co Ltd	4,900	179,721
Yamada Holdings Co Ltd	156,100	697,248
Yellow Hat Ltd	17,000	192,494
ZOZO Inc	119,200	846,049
		8,606,261
Textiles, Apparel & Luxury Goods - 0.2%
Goldwin Inc	16,800	241,315
Gunze Ltd	8,300	208,841
Japan Wool Textile Co Ltd/The	12,100	144,301
Kurabo Industries Ltd	3,300	203,512
Onward Holdings Co Ltd	32,300	154,334
Seiko Group Corp	15,200	743,175
Unitika Ltd (b)(c)	15,200	78,753
Wacoal Holdings Corp (c)	10,800	297,813
		2,072,044
TOTAL CONSUMER DISCRETIONARY		56,573,879
Consumer Staples - 2.9%
Beverages - 0.3%
Coca-Cola Bottlers Japan Holdings Inc	28,100	675,269
Ito En Ltd	16,300	304,964
Sapporo Breweries Ltd	90,500	1,142,715
Takara Holdings Inc (c)	44,200	576,631
		2,699,579
Consumer Staples Distribution & Retail - 0.8%
Aeon Hokkaido Corp	12,700	67,309
Ain Holdings Inc	7,300	269,482
Arcs Co Ltd	10,600	240,689
Axial Retailing Inc	17,900	142,337
Belc Co Ltd	3,100	129,985
Blue Zones Holdings Co Ltd	27,700	309,508
Cosmos Pharmaceutical Corp	11,300	455,785
Create SD Holdings Co Ltd	7,900	165,022
Fuji Co Ltd/Ehime	8,100	103,192
Genky DrugStores Co Ltd	4,800	112,428
H2O Retailing Corp	22,900	409,679
Halows Co Ltd	2,900	69,673
Heiwado Co Ltd	7,500	125,310
Kato Sangyo Co Ltd	6,200	247,563
Kobe Bussan Co Ltd	40,700	711,585
Kusuri no Aoki Holdings Co Ltd	10,500	264,861
Life Corp	10,600	171,662
MatsukiyoCocokara & Co	94,200	1,503,168
Maxvalu Tokai Co Ltd	2,800	57,511
San-A Co Ltd	11,800	239,958
Sugi Holdings Co Ltd	31,100	551,157
Sundrug Co Ltd	20,200	477,030
Trial Holdings Inc (c)	10,800	212,344
Tsuruha Holdings Inc	60,700	926,633
United Super Markets Holdings Inc	23,600	121,760
Valor Holdings Co Ltd	10,300	210,236
		8,295,867
Food Products - 1.5%
Ariake Japan Co Ltd	5,300	178,284
Calbee Inc	21,700	393,694
DyDo Group Holdings Inc	4,900	92,144
Ezaki Glico Co Ltd	14,100	447,048
FUJI OIL CO LTD /Osaka	12,900	319,467
House Foods Group Inc	17,400	423,223
Itoham Yonekyu Holdings Inc	7,560	232,667
Kagome Co Ltd (c)	24,100	394,744
Kameda Seika Co Ltd	12,000	95,888
Kewpie Corp	29,100	831,616
Kotobuki Spirits Co Ltd (c)	28,500	454,386
Megmilk Snow Brand Co Ltd	10,300	242,806
MEIJI Holdings Co Ltd	70,800	1,683,855
Mitsui DM Sugar Co Ltd	4,100	88,248
Morinaga & Co Ltd/Japan	19,000	314,902
Morinaga Milk Industry Co Ltd	82,000	610,138
NH Foods Ltd	23,600	926,844
Nichirei Corp	59,000	820,635
Nippn Corp	16,200	285,499
Nisshin Oillio Group Ltd/The	20,800	248,323
Nisshin Seifun Group Inc	57,900	732,966
Nissin Foods Holdings Co Ltd (c)	53,000	958,145
Nissui Corp	83,700	660,022
Prima Meat Packers Ltd	6,800	105,812
S Foods Inc	5,300	91,157
Sakata Seed Corp	8,000	215,781
Showa Sangyo Co Ltd	5,600	124,461
Toyo Suisan Kaisha Ltd	26,100	1,693,507
Umios Corp	35,600	291,726
Yakult Honsha Co Ltd	68,500	1,212,289
Yamazaki Baking Co Ltd	32,800	693,155
		15,863,432
Household Products - 0.1%
Earth Corp	4,200	124,111
Lion Corp	70,700	757,913
Pigeon Corp	33,600	425,864
		1,307,888
Personal Care Products - 0.2%
Kobayashi Pharmaceutical Co Ltd	14,900	523,086
Kose Holdings Corp	10,500	373,701
Milbon Co Ltd	7,400	129,062
MTG Co Ltd	3,600	171,679
Noevir Holdings Co Ltd	4,600	143,588
Pola Orbis Holdings Inc	27,100	228,038
Rohto Pharmaceutical Co Ltd	54,300	813,209
		2,382,363
TOTAL CONSUMER STAPLES		30,549,129
Energy - 0.3%
Energy Equipment & Services - 0.1%
Modec Inc	13,700	884,839
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	33,100	823,696
Itochu Enex Co Ltd	12,900	174,976
Iwatani Corp	52,300	665,727
Japan Petroleum Exploration Co Ltd	43,400	482,909
Mitsuuroko Group Holdings Co Ltd	7,500	99,058
San-Ai Obbli Co Ltd	13,700	199,254
		2,445,620
TOTAL ENERGY		3,330,459
Financials - 4.2%
Banks - 3.3%
77 Bank Ltd/The	54,500	1,180,822
Aichi Financial Group Inc	50,500	544,357
Aozora Bank Ltd (c)	30,100	571,169
Awa Bank Ltd/The	8,800	454,340
Bank of Iwate Ltd/The	15,800	211,302
Bank of Nagoya Ltd/The	9,800	395,504
CCI Group Inc	55,400	380,574
Chugin Financial Group Inc	42,500	875,729
Daishi Hokuetsu Financial Group Inc	61,300	880,568
First Bank of Toyama Ltd/The	14,600	263,559
Fukuoka Financial Group Inc	47,100	2,152,953
Gunma Bank Ltd/The	93,700	1,472,530
Hachijuni Nagano Bank Ltd	109,700	1,704,522
Hirogin Holdings Inc	72,300	989,517
Hokuhoku Financial Group Inc	28,900	1,337,168
Hyakugo Bank Ltd/The	56,700	708,795
Hyakujushi Bank Ltd/The	25,800	454,592
Iyogin Holdings Inc	64,900	1,460,216
Juroku Financial Group Inc	42,400	622,311
Keiyo Bank Ltd/The	27,500	450,440
Kiyo Bank Ltd/The	15,800	459,520
Kyoto Financial Group Inc	66,900	1,844,030
Kyushu Financial Group Inc	96,200	884,252
Mebuki Financial Group Inc	237,800	2,203,452
Miyazaki Bank Ltd/The	18,900	274,724
Musashino Bank Ltd/The	23,500	374,976
Nanto Bank Ltd/The	37,200	397,232
Nishi-Nippon Financial Holdings Inc	34,800	919,689
North Pacific Bank Ltd	78,600	563,522
Ogaki Kyoritsu Bank Ltd/The	10,300	458,409
Oita Bank Ltd/The	18,400	292,675
Rakuten Bank Ltd (b)	25,900	885,176
San ju San Financial Group Inc	23,800	281,485
San-In Godo Bank Ltd/The	39,800	576,828
Senshu Ikeda Holdings Inc	69,600	408,018
Seven Bank Ltd	147,300	294,061
Shiga Bank Ltd/The	51,700	768,194
Shizuoka Financial Group Inc	120,000	2,367,003
Suruga Bank Ltd	34,700	561,947
Toho Bank Ltd/The	55,500	296,215
Tokyo Kiraboshi Financial Group Inc	66,500	699,130
TOMONY Holdings Inc	47,100	291,706
Yamaguchi Financial Group Inc	50,400	931,958
Yamanashi Chuo Bank Ltd/The	7,700	306,514
		34,451,684
Capital Markets - 0.1%
GMO Financial Holdings Inc	12,000	81,674
Integral Corp (c)	2,500	45,939
JAFCO Group Co ltd	13,600	190,840
M&A Capital Partners Co Ltd	4,500	109,141
Matsui Securities Co Ltd	30,700	201,104
Monex Group Inc	52,100	229,387
Nihon M&A Center Holdings Inc	86,800	346,599
Okasan Securities Group Inc	42,100	291,113
Tokai Tokyo Financial Holdings Inc	63,400	316,639
		1,812,436
Consumer Finance - 0.3%
Acom Co Ltd	114,800	341,764
AEON Financial Service Co Ltd	30,100	295,948
Credit Saison Co Ltd	35,600	1,008,449
Jaccs Co Ltd	6,200	145,387
Marui Group Co Ltd	47,700	888,629
Muninova Holdings Inc	89,400	249,268
Orient Corp	22,920	129,444
		3,058,889
Financial Services - 0.5%
Financial Partners Group Co Ltd (c)	17,200	184,671
Fuyo General Lease Co Ltd	14,600	414,478
GMO Payment Gateway Inc	12,600	785,147
Japan Securities Finance Co Ltd	21,900	326,104
Mizuho Leasing Co Ltd	37,400	319,742
Ricoh Leasing Co Ltd	4,100	172,328
Sony Financial Group Inc	1,654,500	1,604,018
Tokyo Century Corp	40,300	658,547
Zenkoku Hosho Co Ltd	30,300	595,124
		5,060,159
Insurance - 0.0%
LIFENET INSURANCE CO (b)	17,900	186,822
TOTAL FINANCIALS		44,569,990
Health Care - 1.5%
Biotechnology - 0.0%
GNI Group Ltd (b)(c)	15,500	239,946
Peptidream Inc (b)	28,600	169,355
SanBio Co Ltd (b)(c)	17,200	98,926
		508,227
Health Care Equipment & Supplies - 0.5%
Asahi Intecc Co Ltd	62,800	1,416,840
Eiken Chemical Co Ltd	8,500	114,237
Fukuda Denshi Co Ltd	3,900	276,904
Japan Lifeline Co Ltd	14,100	138,855
Mani Inc	22,000	207,403
Menicon Co Ltd	16,900	183,690
Nakanishi Inc	17,600	334,466
Nihon Kohden Corp	42,600	424,150
Nipro Corp	44,000	448,870
PHC Holdings Corp	8,900	61,480
Sysmex Corp	135,100	1,364,173
		4,971,068
Health Care Providers & Services - 0.3%
Alfresa Holdings Corp	47,800	693,340
As One Corp	17,600	265,197
BML Inc	5,700	127,845
H.U. Group Holdings Inc	16,000	341,934
Medipal Holdings Corp	53,900	970,551
Ship Healthcare Holdings Inc	22,200	355,644
Suzuken Co Ltd/Aichi Japan	16,600	529,590
Toho Holdings Co Ltd	15,000	378,275
		3,662,376
Health Care Technology - 0.1%
JMDC Inc	7,700	150,354
M3 Inc (c)	115,600	1,295,087
		1,445,441
Pharmaceuticals - 0.6%
Kaken Pharmaceutical Co Ltd	8,500	202,249
Kissei Pharmaceutical Co Ltd	8,200	209,380
Kyorin Pharmaceutical Co Ltd	11,400	81,561
Mochida Pharmaceutical Co Ltd	5,900	115,090
Nippon Shinyaku Co Ltd	15,500	329,696
Nxera Pharma Co Ltd (b)(c)	21,200	116,092
Ono Pharmaceutical Co Ltd	110,700	1,654,411
Santen Pharmaceutical Co Ltd	85,900	1,014,153
Sawai Group Holdings Co Ltd	30,500	315,043
Sumitomo Pharma Co Ltd (b)	70,200	547,079
Towa Pharmaceutical Co Ltd	7,500	187,603
Tsumura & Co	16,900	404,437
Zeria Pharmaceutical Co Ltd	5,900	77,298
		5,254,092
TOTAL HEALTH CARE		15,841,204
Industrials - 9.2%
Aerospace & Defense - 0.0%
Astroscale Holdings Inc (b)(c)	25,900	161,465
QPS Holdings Inc (c)	11,000	105,226
		266,691
Air Freight & Logistics - 0.5%
AZ-COM MARUWA Holdings Inc	16,100	92,954
Hamakyorex Co Ltd	16,800	192,730
Konoike Transport Co Ltd	8,300	155,215
Mitsui-Soko Holdings Co Ltd	16,100	363,395
NIPPON EXPRESS HOLDINGS INC	57,400	1,894,382
Sankyu Inc	11,800	698,003
SBS Holdings Inc	4,700	130,973
Senko Group Holdings Co Ltd	39,400	544,612
SG Holdings Co Ltd (c)	85,600	851,656
Yamato Holdings Co Ltd	66,900	868,173
		5,792,093
Building Products - 0.7%
Bunka Shutter Co Ltd	14,800	175,927
Central Glass Co Ltd	6,500	160,829
Lixil Corp	81,100	880,815
Nichias Corp	48,000	994,861
Nichiha Corp	6,100	117,362
Nihon Dengi Co Ltd (c)	11,100	144,808
Nitto Boseki Co Ltd	36,500	626,896
Sanwa Holdings Corp	52,300	1,121,107
Shin Nippon Air Technologies Co Ltd	6,400	128,529
Sinko Industries Ltd	12,600	96,422
Takara Standard Co Ltd	10,800	203,389
Takasago Thermal Engineering Co Ltd	27,100	717,669
TOTO Ltd	39,400	1,709,927
		7,078,541
Commercial Services & Supplies - 0.4%
ALSOK Co Ltd	97,400	715,941
Daiei Kankyo Co Ltd	10,300	240,960
Daiseki Co Ltd	10,580	251,580
Duskin Co Ltd	11,300	315,534
Itoki Corp (c)	11,700	214,355
Japan Elevator Service Holdings Co Ltd	42,800	453,611
Kokuyo Co Ltd	93,800	534,063
Matsuda Sangyo Co Ltd	3,900	131,125
Mitsubishi Pencil Co Ltd (c)	10,500	182,124
Nippon Kanzai Holdings Co Ltd	4,800	84,348
Okamura Corp	16,300	237,950
Park24 Co Ltd	37,700	466,621
Pilot Corp	22,200	252,159
TRE Holdings Corp	12,000	150,953
		4,231,324
Construction & Engineering - 1.4%
Chiyoda Corp (b)(c)	43,800	177,893
Chudenko Corp	6,800	209,446
COMSYS Holdings Corp	31,500	1,033,940
Dai-Dan Co Ltd	25,800	389,030
EXEO Group Inc	51,900	847,469
Hazama Ando Corp	42,500	484,215
INFRONEER Holdings Inc	61,116	988,770
JGC Holdings Corp	61,500	860,150
Kandenko Co Ltd	34,900	1,160,846
Kinden Corp	32,600	1,434,675
Kraftia Corp	12,200	641,571
Kumagai Gumi Co Ltd	39,000	347,321
MIRAIT ONE corp	24,100	532,366
Nippon Densetsu Kogyo Co Ltd	10,400	260,191
Nishimatsu Construction Co Ltd	8,000	265,110
Okumura Corp	8,200	295,884
Penta-Ocean Construction Co Ltd	74,300	691,579
PS Construction Co Ltd	5,400	76,402
Raito Kogyo Co Ltd	9,500	223,820
Raiznext Corp	6,400	115,935
Sanki Engineering Co Ltd	31,300	445,232
Shinnihon Corp	7,200	94,916
SHO-BOND Holdings Co Ltd	43,600	360,863
Taihei Dengyo Kaisha Ltd	9,600	144,042
Taikisha Ltd	12,100	317,078
Takamatsu Construction Group Co Ltd	4,600	107,195
Techno Ryowa Ltd (c)	2,500	87,128
Toa Corp/Tokyo	17,400	218,279
Toda Corp	58,300	541,225
Toenec Corp	11,300	143,910
Tokyu Construction Co Ltd	24,300	176,476
Totetsu Kogyo Co Ltd	6,400	166,741
Toyo Engineering Corp (b)	8,200	98,388
West Holdings Corp	6,100	95,825
Yokogawa Bridge Holdings Corp	9,600	177,617
Yurtec Corp	10,100	150,428
		14,361,956
Electrical Equipment - 0.3%
Daihen Corp	5,400	451,823
Mabuchi Motor Co Ltd	49,700	514,832
Nitto Kogyo Corp	6,800	183,417
PowerX Inc (c)	7,760	75,198
Sanyo Denki Co Ltd	7,100	240,352
Sinfonia Technology Co Ltd	6,600	536,987
SWCC Corp	8,000	551,458
Toyo Tanso Co Ltd	3,800	154,211
Ushio Inc	18,400	427,011
		3,135,289
Ground Transportation - 1.2%
Fukuyama Transporting Co Ltd	4,700	175,177
Keikyu Corp	57,600	562,273
Keio Corp	138,100	701,612
Keisei Electric Railway Co Ltd	115,000	924,238
Kintetsu Group Holdings Co Ltd	50,900	1,105,625
Kyushu Railway Co	39,000	880,064
Maruzen Showa Unyu Co Ltd	3,300	158,362
Nagoya Railroad Co Ltd	54,900	652,610
Nankai Electric Railway Co Ltd	27,100	507,357
Nikkon Holdings Co Ltd	28,100	886,919
Nishi-Nippon Railroad Co Ltd	17,500	342,320
Odakyu Electric Railway Co Ltd	92,900	1,028,219
Sakai Moving Service Co Ltd	5,600	104,433
Seino Holdings Co Ltd	27,500	454,081
Sotetsu Holdings Inc	23,100	381,682
Tobu Railway Co Ltd	52,600	1,020,309
Tokyo Metro Co Ltd (c)	81,000	737,558
Tokyu Corp	143,000	1,569,847
		12,192,686
Industrial Conglomerates - 0.3%
Keihan Holdings Co Ltd	26,600	545,165
Nisshinbo Holdings Inc	39,200	526,669
Sekisui Chemical Co Ltd	104,800	1,744,233
TOKAI Holdings Corp	28,300	205,987
		3,022,054
Machinery - 2.9%
Aichi Corp	7,500	67,916
Amada Co Ltd	89,300	1,532,046
CKD Corp	15,100	551,042
Daiwa Ltd	7,600	81,936
DMG Mori Co Ltd (c)	39,100	894,605
Fuji Corp/Aichi	20,300	906,930
Furukawa Co Ltd	5,700	124,911
Galilei Holdings Co Ltd	6,800	146,657
Glory Ltd	11,700	332,613
Harmonic Drive Systems Inc	17,200	645,858
Hitachi Construction Machinery Co Ltd	30,300	1,009,908
Hoshizaki Corp	32,200	1,148,365
Japan Steel Works Ltd/The	18,800	871,056
Kanadevia Corp	47,300	347,947
Kitz Corp	18,000	244,377
Kurita Water Industries Ltd	29,200	1,569,130
Kyokuto Kaihatsu Kogyo Co Ltd	8,100	119,001
Makino Milling Machine Co Ltd	6,600	573,351
Max Co Ltd	27,300	312,972
Meidensha Corp	10,200	601,384
METAWATER Co Ltd	7,100	136,181
MISUMI Group Inc	80,200	1,908,037
Mitsuboshi Belting Ltd	6,500	165,996
Mitsui E&S Co Ltd	28,300	853,509
Miura Co Ltd	25,700	515,295
Morita Holdings Corp	8,300	130,622
Nabtesco Corp	31,500	905,403
Nachi-Fujikoshi Corp	3,600	121,746
Namura Shipbuilding Co Ltd (c)	15,300	410,316
NGK Corp	64,800	2,217,094
Nikkiso Co Ltd	12,200	282,060
Nitta Corp	5,600	222,857
Nomura Micro Science Co Ltd	8,000	195,906
Noritake Co Ltd	11,100	233,088
NSK Ltd	107,700	767,141
NTN Corp	144,000	348,141
Obara Group Inc	2,300	82,373
OKUMA Corp	13,100	400,100
Organo Corp	7,600	683,782
OSG Corp (c)	19,400	442,604
Shibaura Machine Co Ltd	6,500	166,569
Shibuya Corp	3,700	100,848
Shinmaywa Industries Ltd	14,400	176,394
Sumitomo Heavy Industries Ltd	31,000	1,002,135
Tadano Ltd	23,900	198,618
Takeuchi Manufacturing Co Ltd	9,000	416,756
Takuma Co Ltd	14,400	303,787
THK Co Ltd	30,000	1,234,485
Tocalo Co Ltd	16,200	290,564
Tsubakimoto Chain Co	21,800	349,780
Tsugami Corp	10,600	388,983
Tsurumi Manufacturing Co Ltd	9,500	131,163
Union Tool Co	2,500	237,874
YAMABIKO Corp	7,800	187,796
Yaskawa Electric Corp	67,100	1,998,092
		30,288,100
Marine Transportation - 0.0%
Iino Kaiun Kaisha Ltd	20,100	186,386
NS United Kaiun Kaisha Ltd	3,000	150,490
		336,876
Passenger Airlines - 0.1%
Japan Airlines Co Ltd	42,700	787,582
Professional Services - 0.5%
BayCurrent Inc	41,400	1,867,311
Bell System24 Holdings Inc	10,100	86,551
dip Corp (c)	9,500	111,073
Funai Soken Holdings Inc	20,600	142,662
Infomart Corp	56,800	203,492
JAC Recruitment Co Ltd	20,600	121,983
MEITEC Group Holdings Inc	19,500	408,177
Nomura Co Ltd	21,100	154,383
Open Up Group Inc	17,300	218,332
Persol Holdings Co Ltd	507,800	843,062
SMS Co Ltd	19,300	267,971
Synspective Inc (b)(c)	15,500	110,490
Timee Inc (b)(c)	17,000	156,772
TKC Corp	8,100	196,574
Transcosmos Inc	6,500	154,614
UT Group CO Ltd	114,500	131,865
Visional Inc (b)	7,100	391,213
		5,566,525
Trading Companies & Distributors - 0.7%
Hanwa Co Ltd	43,500	462,016
Inaba Denki Sangyo Co Ltd	28,400	506,482
Inabata & Co Ltd	12,700	314,080
Japan Pulp & Paper Co Ltd	22,100	154,024
Kanamoto Co Ltd	8,000	260,631
Kanematsu Corp	47,100	614,802
MonotaRO Co Ltd	70,800	893,440
Nagase & Co Ltd	91,700	646,784
Nishio Holdings Co Ltd	5,400	144,855
Senshu Electric Co Ltd	3,400	128,860
Sojitz Corp	62,060	2,073,457
Totech Corp	6,700	161,491
Trusco Nakayama Corp	13,200	199,032
Wakita & Co Ltd	9,000	108,133
Yamazen Corp	12,600	139,587
Yuasa Co Ltd	4,500	163,228
		6,970,902
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co Ltd	17,100	604,923
Kamigumi Co Ltd	23,500	763,147
Mitsubishi Logistics Corp	69,000	691,831
Sumitomo Warehouse Co Ltd/The	14,600	371,418
		2,431,319
TOTAL INDUSTRIALS		96,461,938
Information Technology - 5.1%
Electronic Equipment, Instruments & Components - 2.2%
Ai Holdings Corp (c)	10,800	198,904
Alps Alpine Co Ltd	48,100	658,872
Amano Corp	14,700	356,091
Anritsu Corp	38,300	837,055
Azbil Corp	128,000	1,325,443
Canon Marketing Japan Inc	26,100	586,490
Citizen Watch Co Ltd	58,500	774,444
Daiwabo Holdings Co Ltd	22,100	492,587
Dexerials Corp	46,600	940,661
Enplas Corp	1,600	110,593
Furuno Electric CO Ltd	6,300	283,650
Furuya Metal Co Ltd	4,700	191,891
Hakuto Co Ltd	3,100	95,582
Hamamatsu Photonics KK	85,200	1,213,000
Hioki EE Corp	2,700	186,935
Hirose Electric Co Ltd	8,200	1,381,772
Hochiki Corp	11,600	138,672
Horiba Ltd	10,000	1,569,514
Hosiden Corp	10,700	189,990
Japan Aviation Electronics Industry Ltd	12,900	190,341
Japan Display Inc (b)(c)	227,500	68,743
Jeol Ltd	12,300	624,433
Kaga Electronics Co Ltd	10,000	290,429
Macnica Holdings Inc	39,900	807,761
Maruwa Co Ltd/Aichi	2,600	880,374
Maxell Ltd	9,500	122,138
Meiko Electronics Co Ltd	5,600	703,414
Nichicon Corp	12,300	218,581
Nippon Electric Glass Co Ltd	20,000	658,854
Nohmi Bosai Ltd	6,200	172,252
Oki Electric Industry Co Ltd	24,100	407,078
Omron Corp	51,900	1,735,507
Rigaku Holdings Corp	38,800	491,067
Riken Keiki Co Ltd	9,000	194,478
Ryoyo Ryosan Holdings Inc (c)	9,092	166,110
Santec Holdings Corp (c)	1,500	156,133
Seikoh Giken Co Ltd	1,500	170,997
Shimadzu Corp	67,800	1,724,325
Taiyo Yuden Co Ltd	35,600	2,201,545
Tokyo Electron Device Ltd	5,500	136,215
		23,652,921
IT Services - 0.5%
Argo Graphics Inc	18,500	157,895
BIPROGY Inc	22,200	681,261
Dentsu Soken Inc	20,100	340,627
Digital Garage Inc	5,400	81,931
DTS Corp	38,400	279,272
Future Corp	12,100	186,408
GMO internet group Inc	17,400	464,523
NS Solutions Corp (c)	18,800	463,702
NSD Co Ltd	18,900	337,661
Sakura Internet Inc (c)	7,900	151,432
SHIFT Inc (b)(c)	56,800	319,157
Simplex Holdings Inc	41,200	294,663
TISI Inc	59,300	1,421,681
Zuken Inc	4,100	124,367
		5,304,580
Semiconductors & Semiconductor Equipment - 1.4%
Ferrotec Corp	12,300	620,403
Japan Material Co Ltd	19,800	272,294
Kokusai Electric Corp	65,200	2,934,962
Megachips Corp	2,500	139,517
Micronics Japan Co Ltd	8,300	676,803
Mitsui High-Tec Inc	26,000	145,298
Optorun Co Ltd	8,100	148,250
Rohm Co Ltd	92,600	2,455,433
Rorze Corp	26,200	630,975
RS Technologies Co Ltd	3,900	150,494
Sanken Electric Co Ltd (b)	5,600	286,254
Shibaura Mechatronics Corp	19,000	506,207
Socionext Inc	52,100	611,707
SUMCO Corp	103,600	2,106,190
Tekscend Photomask Corp (c)	13,200	317,862
Tokyo Seimitsu Co Ltd	11,600	1,207,889
Towa Corp	17,800	288,696
Tri Chemical Laboratories Inc	7,700	154,069
Ulvac Inc	13,200	696,191
Yamaichi Electronics Co Ltd	5,100	264,761
		14,614,255
Software - 0.4%
Appier Group Inc	19,300	115,602
Cybozu Inc (c)	7,000	119,877
Freee KK (b)(c)	13,100	216,628
Justsystems Corp	6,600	167,457
Money Forward Inc (b)(c)	13,100	456,707
OBIC Business Consultants Co Ltd	8,300	421,223
Oracle Corp Japan	9,600	539,363
PKSHA Technology Inc (b)	4,700	82,423
Plus Alpha Consulting Co Ltd	7,500	108,065
Rakus Co Ltd	46,700	315,391
Sansan Inc	20,500	260,542
Systena Corp	71,500	188,340
Trend Micro Inc/Japan (c)	37,700	1,519,004
WingArc1st Inc	5,700	114,401
		4,625,023
Technology Hardware, Storage & Peripherals - 0.6%
Brother Industries Ltd	66,600	1,658,553
Eizo Corp	8,500	153,454
Elecom Co Ltd	12,200	141,957
Konica Minolta Inc	132,700	484,836
Ricoh Co Ltd	151,600	1,487,648
Seiko Epson Corp	82,900	1,518,484
Sun Corp (c)	3,200	194,520
Toshiba TEC Corp	8,400	164,836
Wacom Co Ltd	35,600	171,718
		5,976,006
TOTAL INFORMATION TECHNOLOGY		54,172,785
Materials - 3.6%
Chemicals - 2.4%
ADEKA Corp	21,700	529,637
Aica Kogyo Co Ltd	15,500	357,372
Air Water Inc	51,200	802,991
Artience Co Ltd	9,600	265,966
ASAHI YUKIZAI CORP	3,500	132,259
C Uyemura & Co Ltd	2,700	374,717
Chugoku Marine Paints Ltd	10,500	234,174
Daicel Corp	61,600	555,824
Denka Co Ltd	23,100	489,348
DIC Corp	21,900	602,249
Fujimi Inc (c)	15,300	358,139
Fuso Chemical Co Ltd	16,400	375,406
Ise Chemicals Corp (c)	5,300	111,177
JCU Corp	5,400	196,385
Kaneka Corp	11,600	412,685
Kansai Paint Co Ltd	41,800	739,925
KH Neochem Co Ltd	9,300	191,359
Konishi Co Ltd	13,300	117,244
Kumiai Chemical Industry Co Ltd	21,500	98,701
Kuraray Co Ltd	77,700	891,178
Kureha Corp	7,700	205,960
Lintec Corp	11,900	456,190
MEC Co Ltd	4,500	233,564
Mitsubishi Gas Chemical Co Inc	43,900	1,133,950
Mitsui Chemicals Inc	104,100	1,368,684
Nihon Parkerizing Co Ltd	21,500	222,608
Nippon Kayaku Co Ltd	35,200	423,003
Nippon Shokubai Co Ltd	33,100	445,265
Nippon Soda Co Ltd	12,200	291,299
Nissan Chemical Corp (c)	35,800	1,664,079
NOF Corp	56,100	974,760
Okamoto Industries Inc	2,600	97,240
Osaka Soda Co Ltd	21,500	235,417
PILLAR Corp /Japan	4,800	277,447
Sakata INX Corp	11,600	180,939
Sanyo Chemical Industries Ltd	3,500	105,937
Shikoku Kasei Holdings Corp	14,400	246,415
Shin-Etsu Polymer Co Ltd	10,700	141,524
Sumitomo Bakelite Co Ltd	19,600	784,818
Sumitomo Chemical Co Ltd	429,700	1,390,428
T Hasegawa Co Ltd	8,800	178,686
Taiyo Holdings Co Ltd	22,300	657,801
Takasago International Corp	17,700	133,389
Teijin Ltd	51,700	526,902
Toagosei Co Ltd	23,900	267,169
Tokai Carbon Co Ltd	57,000	543,605
Tokuyama Corp	18,300	429,255
Tokyo Ohka Kogyo Co Ltd	26,500	1,435,183
Tosoh Corp	79,500	1,337,069
Toyobo Co Ltd	23,400	220,121
UBE Corp	26,200	518,842
Zacros Corp	16,000	134,495
Zeon Corp	38,400	538,503
		25,637,283
Construction Materials - 0.1%
Maeda Kosen Co Ltd	12,000	147,804
Mitani Sekisan Co Ltd	8,600	102,516
Shinagawa Refra Co Ltd	6,700	86,143
Sumitomo Osaka Cement Co Ltd	8,500	287,350
Taiheiyo Cement Corp	31,600	800,197
		1,424,010
Containers & Packaging - 0.2%
FP Corp	12,300	195,109
Fuji Seal International Inc	10,900	205,349
Rengo Co Ltd	55,700	520,635
Toyo Seikan Group Holdings Ltd	29,600	752,106
		1,673,199
Metals & Mining - 0.7%
Aichi Steel Corp	8,700	159,620
ARE Holdings Inc	21,900	421,406
Daido Steel Co Ltd	38,500	541,140
Dowa Holdings Co Ltd	15,700	801,032
Kobe Steel Ltd	111,000	1,436,710
Kyoei Steel Ltd	5,700	68,981
Maruichi Steel Tube Ltd	48,200	538,271
Mitsubishi Materials Corp	37,100	962,911
Nippon Light Metal Holdings Co Ltd	16,600	279,247
Nittetsu Mining Co Ltd (c)	13,000	243,543
Tokyo Steel Manufacturing Co Ltd	14,000	155,365
UACJ Corp	46,900	684,569
Yamato Kogyo Co Ltd	10,100	850,260
Yodoko Ltd	29,000	251,151
		7,394,206
Paper & Forest Products - 0.2%
Daio Paper Corp	23,200	144,392
Hokuetsu Corp	23,900	136,779
Nippon Paper Industries Co Ltd	29,000	249,756
Oji Holdings Corp	208,600	1,147,050
		1,677,977
TOTAL MATERIALS		37,806,675
Real Estate - 2.8%
Diversified REITs - 0.7%
Activia Properties Inc	576	515,908
Daiwa House REIT Investment Corp	1,279	990,271
Hankyu Hanshin REIT Inc	172	155,673
Heiwa Real Estate REIT Inc	313	263,768
Hulic Reit Inc	360	355,872
KDX Realty Investment Corp	1,154	1,127,868
Mirai Corp	562	147,183
MIRARTH Real Estate Investment Corp	298	154,556
Mori Trust Reit Inc	732	350,284
Nomura Real Estate Master Fund Inc	1,170	1,119,038
NTT UD REIT Investment Corp	415	357,274
Sekisui House Reit Inc	1,187	564,539
Star Asia Investment Corp	747	250,896
United Urban Investment Corp	856	874,753
		7,227,883
Hotel & Resort REITs - 0.2%
Hoshino Resorts REIT Inc	174	266,194
Invincible Investment Corp	2,157	826,618
Japan Hotel REIT Investment Corp	1,765	899,384
		1,992,196
Industrial REITs - 0.5%
CRE Logistics REIT Inc	172	152,136
GLP J-REIT	1,280	1,163,204
Industrial & Infrastructure Fund Investment Corp	651	576,015
Japan Logistics Fund Inc	807	500,422
LaSalle Logiport REIT	485	463,945
Mitsubishi Estate Logistics REIT Investment Corp	407	317,882
Mitsui Fudosan Logistics Park Inc	899	608,937
Nippon Prologis REIT Inc	1,988	1,129,793
SOSiLA Logistics REIT Inc	204	139,294
		5,051,628
Office REITs - 0.5%
Daiwa Office Investment Corp	151	322,940
Global One Real Estate Investment Corp	320	224,836
Ichigo Office REIT Investment Corp	281	169,711
Japan Excellent Inc	323	292,028
Japan Prime Realty Investment Corp	1,028	631,672
Japan Real Estate Investment Corp	1,935	1,480,760
Mori Hills REIT Investment Corp	422	344,123
NIPPON REIT Investment Corp	525	276,120
Orix JREIT Inc	1,556	1,006,887
Tokyu REIT Inc	212	252,394
		5,001,471
Real Estate Management & Development - 0.5%
Goldcrest Co Ltd	4,000	81,155
Heiwa Real Estate Co Ltd	10,600	156,151
Ichigo Inc	49,000	126,804
Kasumigaseki Capital Co Ltd (c)	5,400	250,502
Katitas Co Ltd	15,500	328,412
Keihanshin Building Co Ltd	16,600	118,897
Leopalace21 Corp	66,400	280,922
Nomura Real Estate Holdings Inc	163,500	939,548
Relo Group Inc	27,000	340,656
Starts Corp Inc	9,500	281,701
Sun Frontier Fudousan Co Ltd	7,600	119,227
Tokyo Tatemono Co Ltd	52,400	1,105,707
Tokyu Fudosan Holdings Corp	165,000	1,371,387
Tosei Corp	17,200	195,157
		5,696,226
Residential REITs - 0.2%
Advance Residence Investment Corp	811	752,473
Comforia Residential REIT Inc	583	373,663
Daiwa Securities Living Investments Corp	576	351,094
Mitsui Fudosan Accommodations Fund Inc	697	537,004
Samty Residential Investment Corp	97	55,617
		2,069,851
Retail REITs - 0.2%
AEON REIT Investment Corp	469	358,495
Fukuoka REIT Corp	205	230,093
Japan Metropolitan Fund Invest	2,126	1,570,407
Mitsui Fudosan Retail Fund Investment Corp	735	378,187
		2,537,182
TOTAL REAL ESTATE		29,576,437
Utilities - 0.7%
Electric Utilities - 0.5%
Chugoku Electric Power Co Inc/The	85,200	499,294
Hokkaido Electric Power Co Inc (c)	50,500	322,093
Hokuriku Electric Power Co	49,300	295,034
Kyushu Electric Power Co Inc	122,600	1,358,289
Shikoku Electric Power Co Inc	44,100	457,636
Tohoku Electric Power Co Inc	134,200	986,138
Tokyo Electric Power Co Holdings Inc (b)	441,600	1,425,628
		5,344,112
Gas Utilities - 0.1%
K&O Energy Group Inc	6,800	77,067
Nippon Gas Co Ltd	29,600	527,393
Shizuoka Gas Co Ltd	11,300	89,082
Toho Gas Co Ltd	71,100	514,940
		1,208,482
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	40,700	962,814
TOTAL UTILITIES		7,515,408
TOTAL JAPAN		386,835,142
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
RTL Group SA (Germany) (c)	10,220	382,430
SES SA Series A depository receipt	104,721	694,968
TOTAL COMMUNICATION SERVICES		1,077,398
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	12,917	677,137
TOTAL LUXEMBOURG		1,754,535
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MGM China Holdings Ltd	234,000	338,958
SJM Holdings Ltd (b)(c)	729,000	147,800
Wynn Macau Ltd	460,800	333,743

TOTAL MACAU		820,501
NETHERLANDS - 1.4%
Communication Services - 0.0%
Media - 0.0%
Havas NV	13,096	280,136
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(d)(e)	14,101	562,941
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Acomo NV	6,779	186,049
Redcare Pharmacy NV (b)(c)(d)(e)	4,826	341,698
Sligro Food Group NV (c)	7,007	84,841
TOTAL CONSUMER STAPLES		612,588
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV	38,025	1,418,062
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	16,265	918,668
TOTAL ENERGY		2,336,730
Financials - 0.1%
Capital Markets - 0.1%
Flow Traders Ltd (b)	10,066	307,369
Van Lanschot Kempen NV depository receipt	7,397	554,867
TOTAL FINANCIALS		862,236
Health Care - 0.0%
Biotechnology - 0.0%
Pharming Group NV (b)(c)	207,338	209,970
Pharmaceuticals - 0.0%
Pharvaris NV (b)	5,751	187,598
TOTAL HEALTH CARE		397,568
Industrials - 0.8%
Air Freight & Logistics - 0.0%
PostNL NV	97,544	100,953
Construction & Engineering - 0.2%
Fugro NV (c)	31,427	308,403
Koninklijke BAM Groep NV	76,576	1,023,439
Koninklijke Heijmans N.V depository receipt	6,933	747,113
		2,078,955
Electrical Equipment - 0.1%
TKH Group NV depository receipt	10,841	532,055
Machinery - 0.1%
Aalberts NV	28,837	1,415,264
Professional Services - 0.2%
Arcadis NV	19,500	913,399
Randstad NV	30,095	1,266,698
		2,180,097
Trading Companies & Distributors - 0.2%
IMCD NV	17,074	1,866,112
TOTAL INDUSTRIALS		8,173,436
Information Technology - 0.0%
Software - 0.0%
TomTom NV (b)	16,660	73,887
Materials - 0.1%
Chemicals - 0.1%
Corbion NV	15,839	345,752
OCI NV	24,776	115,881
		461,633
Metals & Mining - 0.0%
AMG Critical Materials NV	10,012	339,433
TOTAL MATERIALS		801,066
Real Estate - 0.1%
Real Estate Management & Development - 0.0%
Argo Properties NV (b)	5,722	237,005
Retail REITs - 0.1%
Eurocommercial Properties NV	12,920	417,164
Wereldhave NV	10,359	228,636
		645,800
TOTAL REAL ESTATE		882,805
TOTAL NETHERLANDS		14,983,393
NEW ZEALAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	541,682	612,405
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (b)	267,843	338,033
Industrials - 0.1%
Building Products - 0.1%
Fletcher Building Ltd (b)	320,521	687,302
Passenger Airlines - 0.0%
Air New Zealand Ltd	467,863	114,021
TOTAL INDUSTRIALS		801,323
Real Estate - 0.1%
Industrial REITs - 0.1%
Goodman New Zealand Ltd & Goodman Property Services NZ Ltd	314,468	371,765
Retail REITs - 0.0%
Kiwi Property Group Ltd	475,037	260,332
TOTAL REAL ESTATE		632,097
Utilities - 0.1%
Electric Utilities - 0.1%
Mercury NZ Ltd	198,746	784,278
TOTAL NEW ZEALAND		3,168,136
NORWAY - 1.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Vend Marketplaces ASA B Shares	48,641	1,226,610
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (d)(e)	46,625	419,637
Hotels, Restaurants & Leisure - 0.0%
SATS ASA	50,859	225,116
TOTAL CONSUMER DISCRETIONARY		644,753
Consumer Staples - 0.0%
Food Products - 0.0%
Austevoll Seafood ASA	23,833	213,749
Leroy Seafood Group ASA	78,739	344,782
TOTAL CONSUMER STAPLES		558,531
Energy - 0.4%
Energy Equipment & Services - 0.2%
Aker Solutions ASA	86,454	383,490
BW Offshore Ltd	25,783	126,909
DOF Group ASA A Shares	39,750	522,171
Odfjell Drilling Ltd	35,210	338,075
TGS ASA	58,468	785,948
		2,156,593
Oil, Gas & Consumable Fuels - 0.2%
BLUENORD ASA	6,548	353,741
DNO ASA A Shares	128,660	226,979
Frontline PLC (Norway)	42,816	1,697,732
		2,278,452
TOTAL ENERGY		4,435,045
Financials - 0.6%
Banks - 0.3%
SpareBank 1 Nord Norge	26,544	443,189
Sparebank 1 Oestlandet	13,992	287,413
SpareBank 1 SMN	36,038	746,503
SpareBank 1 Sor-Norge ASA	61,157	1,368,007
		2,845,112
Consumer Finance - 0.0%
B2 Impact ASA	54,510	139,474
Insurance - 0.3%
Protector Forsikring ASA	15,328	794,743
Storebrand ASA A Shares	118,792	2,524,370
		3,319,113
TOTAL FINANCIALS		6,303,699
Industrials - 0.5%
Construction & Engineering - 0.0%
Norconsult Norge AS	53,585	219,655
Industrial Conglomerates - 0.1%
Aker ASA A Shares	6,623	890,288
Machinery - 0.2%
AutoStore Holdings Ltd (b)(d)(e)	301,746	381,739
Kongsberg Maritime AS	130,947	736,426
TOMRA Systems ASA	66,129	731,239
		1,849,404
Marine Transportation - 0.2%
Hoegh Autoliners ASA (c)	30,781	547,254
MPC Container Ships ASA	97,674	251,051
Odfjell SE A Shares	5,262	63,294
Stolt-Nielsen Ltd	6,004	201,453
Wallenius Wilhelmsen ASA	29,711	463,025
Wilh Wilhelmsen Holding ASA A Shares	2,879	233,297
		1,759,374
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	155,263	213,378
TOTAL INDUSTRIALS		4,932,099
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Kitron ASA	64,165	588,334
Norbit ASA (c)	9,951	184,163
		772,497
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (b)	53,366	893,610
Software - 0.0%
LINK Mobility Group Holding ASA (b)(c)	76,268	205,205
TOTAL INFORMATION TECHNOLOGY		1,871,312
Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(d)(e)	87,800	287,186
Containers & Packaging - 0.0%
Elopak ASA	38,880	149,120
TOTAL MATERIALS		436,306
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (d)(e)	11,929	133,418
TOTAL NORWAY		20,541,773
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Hochschild Mining PLC	94,649	550,308
PORTUGAL - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	52,955	294,944
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sonae SGPS SA	235,091	553,034
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	23,094	164,046
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (c)	27,201	145,291
TOTAL INDUSTRIALS		309,337
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	11,434	87,285
Paper & Forest Products - 0.0%
Altri SGPS SA (c)	14,931	81,526
Navigator Co SA/The (c)	62,993	236,808
Semapa-Sociedade de Investimento e Gestao	3,936	91,230
		409,564
TOTAL MATERIALS		496,849
Utilities - 0.0%
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	98,245	391,421
TOTAL PORTUGAL		2,045,585
SINGAPORE - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (e)	858,900	675,844
Wireless Telecommunication Services - 0.0%
StarHub Ltd	178,800	153,240
TOTAL COMMUNICATION SERVICES		829,084
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Singapore Ltd (c)	1,685,800	834,388
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd	247,800	270,450
Sheng Siong Group Ltd	198,600	516,876
		787,326
Food Products - 0.0%
Food Empire Holdings Ltd	75,000	142,154
TOTAL CONSUMER STAPLES		929,480
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BW LPG Ltd (d)(e)	28,039	636,665
China Aviation Oil Singapore Corp Ltd	70,000	94,903
Hafnia Ltd	74,730	573,633
TOTAL ENERGY		1,305,201
Financials - 0.1%
Capital Markets - 0.1%
iFAST Corp Ltd	46,800	331,633
UOB-Kay Hian Holdings Ltd (c)	83,000	265,631
Yangzijiang Financial Holding Ltd (b)	627,900	102,928
TOTAL FINANCIALS		700,192
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Riverstone Holdings Ltd (c)	162,900	106,720
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	208,800	143,328
Pharmaceuticals - 0.1%
Haw Par Corp Ltd	39,000	489,318
TOTAL HEALTH CARE		739,366
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Singapore Post Ltd (c)	431,800	113,447
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd (c)	636,000	664,786
Machinery - 0.1%
Hong Leong Asia Ltd	42,800	95,751
Seatrium Ltd (c)	659,000	1,104,019
		1,199,770
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd	586,300	267,423
Transportation Infrastructure - 0.1%
SATS Ltd	265,658	979,458
SIA Engineering Co Ltd	70,700	170,953
		1,150,411
TOTAL INDUSTRIALS		3,395,837
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	79,200	986,815
Semiconductors & Semiconductor Equipment - 0.1%
AEM Holdings Ltd	72,200	464,459
UMS Integration Ltd	201,950	358,589
		823,048
TOTAL INFORMATION TECHNOLOGY		1,809,863
Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust (c)	1,252,130	531,758
Real Estate - 1.1%
Diversified REITs - 0.1%
Mapletree Pan Asia Commercial Trust	620,000	642,971
Stoneweg Europe Stapled Trust unit	111,990	205,444
Suntec Real Estate Investment Trust	529,100	610,489
		1,458,904
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	129,300	425,499
Hotel & Resort REITs - 0.1%
CapitaLand Ascott Trust unit	789,500	556,983
CDL Hospitality Trusts unit	237,100	147,009
Far East Hospitality Trust unit	269,000	120,614
		824,606
Industrial REITs - 0.4%
AIMS APAC REIT	170,701	213,052
ESR-REIT	178,486	364,665
Frasers Logistics & Commercial Trust (e)	848,900	655,283
Mapletree Industrial Trust	614,145	924,172
Mapletree Logistics Trust	986,775	953,271
		3,110,443
Office REITs - 0.1%
Keppel REIT	872,221	625,688
Real Estate Management & Development - 0.2%
Capitaland India Trust	304,365	251,467
Centurion Corp Ltd	61,400	74,670
City Developments Ltd (c)	135,800	830,544
UOL Group Ltd	138,400	1,067,940
		2,224,621
Residential REITs - 0.0%
Centurion Accommodation Reit	138,820	122,210
Retail REITs - 0.1%
CapitaLand China Trust	336,200	173,036
Frasers Centrepoint Trust	328,894	581,817
Lendlease Global Commercial REIT	729,432	335,413
Starhill Global REIT	424,674	183,822
		1,274,088
Specialized REITs - 0.1%
Digital Core REIT Management Pte Ltd	245,900	120,512
Keppel DC REIT	582,447	1,012,845
NTT DC REIT (c)	196,300	180,494
		1,313,851
TOTAL REAL ESTATE		11,379,910
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	4,972	339,654
TOTAL SINGAPORE		22,794,733
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Pan African Resources PLC	615,865	764,875
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(d)(e)	41,057	396,815
TOTAL SOUTH AFRICA		1,161,690
SPAIN - 1.5%
Communication Services - 0.0%
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	29,892	179,588
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
CIE Automotive SA	12,227	372,934
Gestamp Automocion SA (d)(e)	42,769	144,504
		517,438
Hotels, Restaurants & Leisure - 0.1%
Cirsa Enterprises SA	10,853	166,201
HBX Group International PLC	17,974	160,010
Melia Hotels International SA	29,137	348,425
		674,636
Household Durables - 0.0%
Neinor Homes SA (d)(e)	12,327	225,164
TOTAL CONSUMER DISCRETIONARY		1,417,238
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Distribuidora Internacional de Alimentacion SA (b)	3,841	176,505
Food Products - 0.1%
Viscofan SA (c)	11,251	744,713
TOTAL CONSUMER STAPLES		921,218
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (b)	12,952	422,379
Financials - 0.1%
Banks - 0.1%
Unicaja Banco SA (d)(e)	267,041	1,024,203
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	144,061	211,974
TOTAL FINANCIALS		1,236,177
Health Care - 0.2%
Biotechnology - 0.1%
Grifols SA Class A	76,521	879,225
Pharma Mar SA	3,961	361,071
		1,240,296
Pharmaceuticals - 0.1%
Almirall SA	22,784	291,634
Laboratorios Farmaceuticos Rovi SA	4,894	330,428
		622,062
TOTAL HEALTH CARE		1,862,358
Industrials - 0.4%
Air Freight & Logistics - 0.1%
Logista Integral SA	17,584	750,249
Commercial Services & Supplies - 0.0%
Befesa SA (d)(e)	10,017	403,711
Prosegur Comp Securidad SA	28,827	100,390
		504,101
Construction & Engineering - 0.2%
Elecnor SA	10,853	428,018
Sacyr SA	167,569	908,192
		1,336,210
Machinery - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	5,033	396,980
Fluidra SA	26,799	595,815
		992,795
TOTAL INDUSTRIALS		3,583,355
Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	6,735	680,342
Metals & Mining - 0.0%
Atalaya Mining Copper SA	35,311	421,413
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (b)(c)	31,947	94,678
TOTAL MATERIALS		1,196,433
Real Estate - 0.3%
Diversified REITs - 0.2%
Merlin Properties Socimi SA	123,766	2,149,376
Office REITs - 0.1%
Colonial SFL Socimi SA (c)	82,824	530,072
TOTAL REAL ESTATE		2,679,448
Utilities - 0.2%
Gas Utilities - 0.1%
Enagas SA	69,762	1,361,147
Independent Power and Renewable Electricity Producers - 0.1%
Grenergy Renovables SA (b)	3,982	423,368
Solaria Energia y Medio Ambiente SA (b)	20,191	391,624
		814,992
TOTAL UTILITIES		2,176,139
TOTAL SPAIN		15,674,333
SWEDEN - 4.8%
Communication Services - 0.1%
Entertainment - 0.1%
Embracer Group AB B Shares (b)	38,715	273,788
Hacksaw AB (c)	13,157	101,487
Modern Times Group MTG AB B Shares (b)	24,370	334,243
Paradox Interactive AB	10,984	161,377
		870,895
Interactive Media & Services - 0.0%
Hemnet Group AB	23,914	210,957
Media - 0.0%
Storytel AB B Shares	17,442	193,063
TOTAL COMMUNICATION SERVICES		1,274,915
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Dometic Group AB (b)(d)	86,693	216,500
Broadline Retail - 0.0%
Boozt AB (b)(d)(e)	15,982	280,963
Rusta AB	14,716	136,385
		417,348
Diversified Consumer Services - 0.0%
AcadeMedia AB (d)(e)	19,079	199,963
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	33,013	319,306
Scandic Hotels Group AB (d)(e)	47,506	422,317
SkiStar AB B Shares	10,005	175,047
		916,670
Household Durables - 0.1%
Electrolux AB B Shares (b)(c)	191,305	557,911
JM AB (c)	18,084	233,784
		791,695
Leisure Products - 0.2%
Asmodee Group AB B Shares (b)	46,859	730,280
MIPS AB (c)(e)	8,137	358,390
Thule Group AB (d)(e)	32,132	738,326
		1,826,996
Specialty Retail - 0.1%
Bilia AB A Shares	18,442	298,064
Clas Ohlson AB B Shares	10,550	464,004
Synsam AB	34,847	207,131
		969,199
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	26,216	260,172
TOTAL CONSUMER DISCRETIONARY		5,598,543
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Apotea Sverige AB (c)	16,808	129,649
Axfood AB B Shares	32,251	824,040
		953,689
Food Products - 0.2%
AAK AB (c)	54,024	1,165,333
Cloetta AB B Shares	54,150	325,564
Scandi Standard AB (c)	6,422	96,442
		1,587,339
TOTAL CONSUMER STAPLES		2,541,028
Financials - 0.5%
Banks - 0.0%
Avarda Bank AB (e)	6,687	131,883
Noba	52,538	458,498
Norion Bank AB (b)	12,565	77,326
		667,707
Capital Markets - 0.4%
Avanza Bank Holding AB	35,148	1,444,722
Bure Equity AB	16,963	463,881
Nordnet AB	40,819	1,564,653
Ratos AB B Shares	64,398	243,329
Roko AB B Shares (b)	1,792	342,133
		4,058,718
Consumer Finance - 0.0%
Hoist Finance AB (d)(e)	14,121	320,317
Financial Services - 0.1%
Creades AB A Shares	15,071	135,165
Kinnevik AB B Shares (b)	73,395	404,812
Svolder AB B Shares	27,449	162,725
		702,702
TOTAL FINANCIALS		5,749,444
Health Care - 0.9%
Biotechnology - 0.1%
BioArctic AB B Shares (c)(d)(e)	12,553	428,444
BioGaia AB B Shares	25,370	307,993
BoneSupport Holding AB (b)(d)(e)	16,364	378,416
Vitrolife AB	21,894	197,966
		1,312,819
Health Care Equipment & Supplies - 0.3%
Arjo AB B Shares	56,393	160,611
Elekta AB B Shares	107,430	545,826
Getinge AB B Shares	64,014	1,595,947
Vimian Group AB (b)(c)	54,135	193,295
Xvivo Perfusion AB (b)(c)	7,398	204,952
		2,700,631
Health Care Providers & Services - 0.2%
Ambea AB (d)(e)	22,273	337,526
Asker Healthcare Group AB	60,307	512,998
Attendo AB (d)(e)	35,644	409,512
Medicover Ab B Shares	20,098	475,951
		1,735,987
Health Care Technology - 0.1%
RaySearch Laboratories AB B Shares	8,133	153,056
Sectra AB B Shares	37,857	1,062,296
		1,215,352
Life Sciences Tools & Services - 0.1%
AddLife AB B Shares	34,343	582,831
Medcap AB (b)	3,549	204,430
		787,261
Pharmaceuticals - 0.1%
Camurus AB (b)	10,741	696,537
TOTAL HEALTH CARE		8,448,587
Industrials - 1.0%
Aerospace & Defense - 0.0%
Invisio AB	10,167	221,871
Mildef Group AB	11,754	267,367
		489,238
Building Products - 0.1%
Inwido AB	15,582	281,458
Lindab International AB	20,437	266,349
Munters Group AB (d)(e)	38,520	683,654
		1,231,461
Commercial Services & Supplies - 0.3%
Bravida Holding AB (d)(e)	60,847	839,648
Intrum AB (b)	775,468	260,113
Loomis AB	20,326	1,120,660
Sdiptech AB B Shares (b)	9,369	237,910
		2,458,331
Construction & Engineering - 0.2%
Instalco AB (e)	63,156	248,719
NCC AB B Shares	25,809	460,226
Peab AB B Shares	51,135	505,862
Sweco AB B Shares	59,408	836,636
		2,051,443
Electrical Equipment - 0.1%
AQ Group AB	16,724	360,045
Plejd AB (b)	2,299	207,514
		567,559
Industrial Conglomerates - 0.1%
Nolato AB B Shares	58,756	301,117
Storskogen Group AB B Shares	423,045	474,705
		775,822
Machinery - 0.1%
Alimak Group AB (d)(e)	17,458	233,942
Electrolux Professional AB B Shares	67,837	337,682
Engcon AB B Shares	12,020	82,934
Husqvarna AB B Shares	102,373	418,480
Troax Group AB	11,623	171,619
VBG Group AB B Shares	5,557	190,540
		1,435,197
Professional Services - 0.0%
AFRY AB B Shares	28,867	311,642
Trading Companies & Distributors - 0.1%
Bufab AB	40,005	565,486
TOTAL INDUSTRIALS		9,886,179
Information Technology - 0.5%
Communications Equipment - 0.0%
HMS Networks AB	9,433	486,995
Electronic Equipment, Instruments & Components - 0.4%
Hanza AB	8,785	123,995
Lagercrantz Group AB B Shares	56,244	1,323,082
Mycronic AB	45,031	1,483,978
Ncab Group Ab	52,162	376,882
		3,307,937
IT Services - 0.1%
Addnode Group AB B Shares	36,979	148,542
Atea ASA	23,084	416,986
		565,528
Semiconductors & Semiconductor Equipment - 0.0%
Sivers Semiconductors AB (b)(c)	76,145	245,814
Software - 0.0%
Vitec Software Group AB B Shares	10,412	251,274
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (c)	27,895	210,335
TOTAL INFORMATION TECHNOLOGY		5,067,883
Materials - 0.5%
Chemicals - 0.1%
Hexpol AB B Shares	78,910	735,053
Containers & Packaging - 0.0%
Billerud AB	67,542	538,721
Metals & Mining - 0.4%
Alleima AB	51,930	616,254
Granges AB	30,704	577,823
SSAB AB A Shares	63,056	662,862
SSAB AB B Shares	176,777	1,857,401
		3,714,340
Paper & Forest Products - 0.0%
Holmen AB B Shares	19,924	675,837
TOTAL MATERIALS		5,663,951
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Altra Fastigheter AB	44,422	363,644
Atrium Ljungberg AB B Shares	67,092	187,067
Castellum AB	94,935	1,334,467
Catena AB	13,967	578,500
Cibus Real Estate AB publ	23,831	359,760
Corem Property Group AB B Shares	170,673	45,383
Dios Fastigheter AB	29,706	205,117
Fabege AB	54,137	424,695
FastPartner AB A Shares	15,370	68,681
Hufvudstaden AB A Shares	27,514	350,202
Intea Fastigheter AB B Shares	54,818	424,856
Logistea AB B Shares	86,385	120,838
NP3 Fastigheter AB	9,851	274,150
Pandox AB B Shares	31,739	589,303
Platzer Fastigheter Holding AB B Shares	17,244	133,103
PPI Public Property Invest AB (Norway)	16,529	33,572
Samhallsbyggnadsbolaget i Norden AB B Shares (b)(c)	330,693	114,014
Sveafastigheter AB (b)	21,433	72,927
Wallenstam AB B Shares	102,963	447,656
Wihlborgs Fastigheter AB	80,619	654,879
TOTAL REAL ESTATE		6,782,814
TOTAL SWEDEN		51,013,344
SWITZERLAND - 4.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A (c)	18,832	994,186
Interactive Media & Services - 0.0%
SMG Swiss Marketplace Group AG (d)(e)	6,190	195,627
Media - 0.0%
TX Group AG	462	78,976
TOTAL COMMUNICATION SERVICES		1,268,789
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoneum Holding AG	696	112,434
Specialty Retail - 0.0%
Mobilezone Holding AG	12,074	213,567
TOTAL CONSUMER DISCRETIONARY		326,001
Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (b)	6,918	453,527
Emmi AG	629	675,332
TOTAL CONSUMER STAPLES		1,128,859
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TORM PLC Series A	18,341	559,964
Financials - 0.5%
Banks - 0.1%
Valiant Holding AG	4,644	907,603
Capital Markets - 0.3%
Cie Financiere Tradition SA	541	198,078
EFG International AG	29,778	592,282
Swissquote Group Holding SA	34,156	1,769,378
Vontobel Holding AG	7,934	846,935
		3,406,673
Consumer Finance - 0.1%
Cembra Money Bank AG	8,813	978,919
Insurance - 0.0%
Vaudoise Assurances Holding SA Series B	280	278,112
TOTAL FINANCIALS		5,571,307
Health Care - 0.6%
Biotechnology - 0.1%
Basilea Pharmaceutica Ag Allschwil (b)	3,606	231,494
Idorsia Ltd (b)	54,030	408,675
Kuros Biosciences AG (b)(c)	8,051	225,661
		865,830
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (d)(e)	1,762	287,691
Ypsomed Holding AG (c)	1,201	572,238
		859,929
Health Care Providers & Services - 0.1%
Galenica AG (d)(e)	14,699	1,562,718
Life Sciences Tools & Services - 0.3%
Bachem Holding AG Series B (c)	9,457	874,987
Siegfried Holding AG	11,404	1,068,530
SKAN Group AG	3,628	262,525
Tecan Group AG	3,720	856,320
		3,062,362
Pharmaceuticals - 0.0%
Dottikon Es Holding AG (b)(c)	884	304,525
TOTAL HEALTH CARE		6,655,364
Industrials - 1.7%
Building Products - 0.1%
dormakaba Holding AG Series B	8,765	629,905
Forbo Holding AG	283	319,248
Zehnder Group AG	2,579	215,966
		1,165,119
Construction & Engineering - 0.1%
Burkhalter Holding AG	2,187	370,068
Implenia AG	4,741	375,316
		745,384
Electrical Equipment - 0.4%
Accelleron Industries AG	27,967	2,520,126
Huber + Suhner AG	4,133	968,261
R&S Group Holding AG Series A	8,728	225,851
		3,714,238
Ground Transportation - 0.0%
Jungfraubahn Holding AG	1,456	469,155
Machinery - 0.7%
Bucher Industries AG (c)	1,730	676,208
Burckhardt Compression Holding AG	888	530,526
Bystronic AG	399	68,700
Daetwyler Holding AG	2,221	377,470
Georg Fischer AG	23,045	1,475,143
Interroll Holding AG	200	334,467
Kardex Holding AG	1,786	525,781
OC Oerlikon Corp AG Pfaeffikon	52,319	307,074
SFS Group AG	4,856	792,865
Stadler Rail AG (c)	16,131	488,449
Sulzer AG	5,084	920,648
		6,497,331
Professional Services - 0.1%
Adecco Group AG	49,923	1,389,409
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	1,695	473,833
DKSH Holding AG	10,512	871,178
		1,345,011
Transportation Infrastructure - 0.2%
Flughafen Zurich AG	5,664	1,660,422
TOTAL INDUSTRIALS		16,986,069
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.3%
ALSO Holding AG	1,790	426,881
Cicor Technologies Ltd (b)	683	99,183
Comet Holding AG	2,191	884,585
Inficon Holding AG	5,073	1,020,310
Landis+Gyr Group AG	7,636	431,175
Sensirion Holding AG (b)(d)(e)	2,745	247,863
		3,109,997
Software - 0.1%
Temenos AG	14,949	1,237,968
TOTAL INFORMATION TECHNOLOGY		4,347,965
Materials - 0.2%
Chemicals - 0.1%
Clariant AG	60,888	689,128
Containers & Packaging - 0.1%
SIG Group AG (b)	82,119	1,492,149
Vetropack Holding AG Series A	3,696	86,497
		1,578,646
TOTAL MATERIALS		2,267,774
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Allreal Holding AG	4,396	1,150,045
Hiag Immobilien Holding AG	1,351	220,585
International Workplace Group PLC	218,048	579,226
Intershop Holding AG	1,550	330,150
Mobimo Holding AG	2,195	948,918
PSP Swiss Property AG	13,541	2,445,403
TOTAL REAL ESTATE		5,674,327
TOTAL SWITZERLAND		44,786,419
UNITED KINGDOM - 12.3%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Gamma Communications PLC	26,755	337,513
Zegona Communications plc	50,718	999,353
		1,336,866
Interactive Media & Services - 0.4%
Autotrader Group PLC (d)(e)	242,796	1,714,428
Baltic Classifieds Group PLC	125,618	336,909
MONY Group PLC	134,487	356,166
Rightmove PLC	223,850	1,401,670
Trustpilot Group PLC (b)(d)(e)	102,544	373,979
		4,183,152
Media - 0.3%
4imprint Group PLC	8,255	458,155
ITV PLC	1,066,359	1,067,110
WPP PLC	320,050	1,292,773
		2,818,038
TOTAL COMMUNICATION SERVICES		8,338,056
Consumer Discretionary - 2.3%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	18,999	273,586
Broadline Retail - 0.1%
B&M European Value Retail plc	283,890	851,696
Thg PLC (b)(c)	168,020	68,614
		920,310
Distributors - 0.1%
Inchcape PLC	88,695	1,002,332
Diversified Consumer Services - 0.0%
ME Group International PLC	68,888	102,870
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza Group PLC (c)	112,812	306,213
Entain PLC	175,091	1,281,863
Greggs PLC	30,004	760,232
Hollywood Bowl Group PLC	46,699	179,690
J D Wetherspoon PLC (c)	19,131	200,598
Mitchells & Butlers PLC (b)	74,692	277,839
Playtech Plc (b)	65,804	335,770
PPHE Hotel Group Ltd	5,519	116,780
Rank Group PLC	55,458	72,352
SSP Group Plc	228,436	613,594
Trainline PLC (b)(d)(e)	104,154	332,966
Whitbread PLC	49,220	1,665,041
Young & Co's Brewery PLC Class A (c)	9,253	113,982
		6,256,920
Household Durables - 0.7%
Barratt Redrow PLC	396,823	1,577,061
Bellway PLC	34,508	924,582
Berkeley Group Holdings PLC (b)	27,699	1,306,596
Persimmon PLC	94,915	1,416,093
Taylor Wimpey PLC	1,042,013	1,095,411
Vistry Group PLC (b)(c)	84,000	330,350
		6,650,093
Leisure Products - 0.2%
Games Workshop Group PLC	9,735	2,508,610
Specialty Retail - 0.4%
AO World PLC	89,256	117,047
Currys PLC	294,292	665,945
Dunelm Group PLC	36,871	432,080
Frasers Group PLC (b)	29,531	322,582
JD Sports Fashion PLC	650,505	784,312
Moonpig Group PLC	85,996	319,423
Pets at Home Group Plc	131,319	372,731
Watches of Switzerland Group PLC (b)(d)	66,024	649,137
WH Smith PLC	43,553	254,400
		3,917,657
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC (b)	106,729	1,708,148
Coats Group PLC	562,397	607,892
Dr Martens PLC	169,397	176,708
		2,492,748
TOTAL CONSUMER DISCRETIONARY		24,125,126
Consumer Staples - 0.4%
Beverages - 0.1%
AG Barr PLC	31,307	274,261
Fevertree Drinks PLC	26,988	313,536
		587,797
Consumer Staples Distribution & Retail - 0.0%
Ocado Group PLC (b)	164,884	470,667
Food Products - 0.3%
AEP Plantations PLC	53,660	130,176
Cranswick PLC	15,953	1,150,286
Hilton Food Group PLC	23,982	193,607
MP Evans Group PLC	10,741	235,383
Premier Foods PLC	191,486	501,440
Tate & Lyle PLC	112,433	839,485
		3,050,377
TOTAL CONSUMER STAPLES		4,108,841
Energy - 0.6%
Energy Equipment & Services - 0.2%
Hunting PLC	37,121	221,882
Paratus Energy Services Ltd	22,425	112,509
Subsea 7 SA	66,514	2,234,562
		2,568,953
Oil, Gas & Consumable Fuels - 0.4%
DCC Energy plc	25,205	2,150,304
Harbour Energy PLC	223,762	721,972
Rockhopper Exploration PLC (b)	252,977	248,211
Serica Energy PLC	75,206	238,396
Yellow Cake PLC (b)(d)(e)	75,534	557,360
		3,916,243
TOTAL ENERGY		6,485,196
Financials - 2.5%
Banks - 0.0%
Close Brothers Group PLC (b)	45,979	263,737
Metro Bank Holdings PLC (b)	88,483	211,078
Shawbrook Group PLC (d)(e)	39,403	174,185
		649,000
Capital Markets - 1.7%
Aberdeen Group PLC	545,562	1,769,087
AJ Bell PLC	94,050	744,691
Allfunds Group Plc	79,582	811,247
Ashmore Group PLC	128,819	358,343
Bridgepoint Group PLC (c)(d)(e)	111,847	483,278
CMC Markets PLC (d)(e)	26,712	240,127
Foresight Group Holdings Ltd	20,707	129,492
ICG PLC	80,954	2,059,917
IG Group Holdings PLC	95,721	1,883,516
Integrafin Holdings Ltd (e)	87,464	434,386
Investec PLC	168,309	1,472,182
IP Group PLC (b)	263,615	221,344
Jupiter Fund Management PLC	128,189	272,971
Man Group Plc/Jersey	333,582	1,358,646
Molten Ventures PLC (b)	44,657	365,332
Ninety One PLC	88,500	253,103
Polar Capital Holdings PLC	26,578	276,176
Quilter PLC (d)(e)	393,781	1,025,348
Rathbones Group PLC	17,368	390,441
St James's Place PLC	154,082	2,187,740
TP ICAP Group PLC	219,152	1,011,911
XPS Pensions Group PLC (e)	58,615	261,880
		18,011,158
Financial Services - 0.2%
Klarna Group PLC (b)(c)	18,202	344,745
OSB Group PLC	102,962	772,239
Paragon Banking Group PLC	54,761	617,741
		1,734,725
Insurance - 0.6%
Beazley PLC	168,307	2,927,316
Chesnara PLC	68,043	315,465
Hiscox Ltd	95,431	2,326,684
Lancashire Holdings Ltd	68,090	552,904
Saga PLC (b)	26,587	240,795
		6,363,164
TOTAL FINANCIALS		26,758,047
Health Care - 0.4%
Biotechnology - 0.1%
Genus PLC	19,996	591,274
OXB (b)	21,313	160,858
		752,132
Health Care Equipment & Supplies - 0.2%
Advanced Medical Solutions Group PLC	64,710	244,196
Convatec Group PLC (d)(e)	506,070	1,527,805
		1,772,001
Health Care Providers & Services - 0.0%
CVS Group PLC	20,602	347,635
Spire Healthcare Group PLC (d)(e)	76,807	241,711
		589,346
Health Care Technology - 0.0%
Craneware PLC	8,036	126,067
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	127,486	194,843
Pharmaceuticals - 0.1%
Hikma Pharmaceuticals PLC	45,218	965,940
TOTAL HEALTH CARE		4,400,329
Industrials - 3.0%
Aerospace & Defense - 0.3%
Avon Technologies PLC	8,509	195,644
Babcock International Group PLC	73,490	1,110,308
Chemring Group PLC	81,202	646,243
Cohort PLC (c)	10,369	171,331
QinetiQ Group PLC	132,653	904,642
Senior PLC	123,311	482,789
		3,510,957
Air Freight & Logistics - 0.0%
Ferrari Group PLC	8,243	76,328
Building Products - 0.1%
Genuit Group PLC	76,582	279,915
Volution Group PLC	58,079	484,528
		764,443
Commercial Services & Supplies - 0.2%
Johnson Service Group PLC	111,295	225,597
Mitie Group PLC	357,341	996,925
Serco Group PLC	292,617	952,809
		2,175,331
Construction & Engineering - 0.4%
Balfour Beatty PLC	144,266	1,676,998
Keller Group PLC	20,661	842,059
Kier Group PLC	122,737	396,343
Morgan Sindall Group PLC	13,551	809,067
Renew Holdings PLC	23,288	281,536
		4,006,003
Electrical Equipment - 0.1%
Ceres Power Holdings PLC (b)	42,871	200,494
DiscoverIE Group PLC	28,508	297,768
Itm Power PLC (b)(c)	136,462	187,779
Volex PLC	40,746	280,618
		966,659
Ground Transportation - 0.1%
Firstgroup PLC	164,476	408,764
Zigup PLC	63,793	397,644
		806,408
Machinery - 0.8%
Bodycote PLC	50,474	491,490
IMI PLC	71,441	2,826,917
Morgan Advanced Materials PLC	81,169	247,234
Rotork PLC	243,249	1,593,952
Vesuvius PLC	54,548	272,748
Weir Group PLC/The	76,936	2,733,281
		8,165,622
Marine Transportation - 0.0%
Clarkson PLC	8,649	551,361
Passenger Airlines - 0.1%
easyJet PLC	89,879	763,147
JET2 PLC	27,706	575,048
		1,338,195
Professional Services - 0.1%
GlobalData PLC (c)	66,384	70,949
Hays PLC	489,120	371,796
Michael Page PLC	91,733	224,641
		667,386
Trading Companies & Distributors - 0.8%
Diploma PLC	39,699	3,916,518
Grafton Group PLC unit	50,154	652,765
Howden Joinery Group PLC	159,724	1,697,388
RS GROUP PLC	140,515	1,328,494
Travis Perkins PLC (c)	63,725	476,234
		8,071,399
TOTAL INDUSTRIALS		31,100,092
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Oxford Instruments PLC	15,657	576,499
Renishaw PLC	10,299	686,806
		1,263,305
IT Services - 0.2%
Computacenter PLC	17,320	1,073,313
Kainos Group PLC	24,109	286,100
Softcat PLC	37,919	986,333
		2,345,746
Software - 0.1%
Alfa Financial Software Holdings PLC (d)(e)	37,441	82,655
Bytes Technology Group PLC (c)	64,430	348,037
Cerillion PLC	5,844	77,975
GB Group PLC	69,072	205,733
		714,400
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Holdings PLC (b)	19,869	175,934
TOTAL INFORMATION TECHNOLOGY		4,499,385
Materials - 0.5%
Chemicals - 0.3%
Croda International PLC	38,210	1,650,496
Elementis PLC	167,358	399,687
Johnson Matthey PLC	49,773	1,336,265
Victrex PLC	23,022	242,948
		3,629,396
Construction Materials - 0.1%
Breedon Group PLC	81,403	363,143
Ibstock PLC (d)(e)	124,150	155,862
SigmaRoc PLC (b)	294,305	488,672
		1,007,677
Metals & Mining - 0.1%
Hill & Smith PLC	23,305	895,165
TOTAL MATERIALS		5,532,238
Real Estate - 1.2%
Diversified REITs - 0.2%
British Land Co PLC/The	295,913	1,762,770
Shaftesbury Capital PLC	434,357	841,812
		2,604,582
Health Care REITs - 0.1%
Primary Health Properties PLC	713,075	907,709
Target Healthcare REIT PLC	182,103	277,826
		1,185,535
Industrial REITs - 0.4%
LondonMetric Property PLC	623,452	1,648,585
Tritax Big Box REIT PLC	718,492	1,647,159
		3,295,744
Office REITs - 0.1%
Derwent London PLC	30,003	850,785
Great Portland Estates PLC	102,966	484,316
Workspace Group PLC	41,663	196,978
		1,532,079
Real Estate Management & Development - 0.1%
Savills PLC	42,956	532,624
Residential REITs - 0.1%
Grainger PLC	199,754	469,786
UNITE Group PLC/The	126,088	914,251
		1,384,037
Retail REITs - 0.1%
Hammerson PLC	157,783	812,331
Supermarket Income Reit PLC	367,122	425,271
		1,237,602
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	56,136	671,459
Safestore Holdings PLC	63,890	529,993
		1,201,452
TOTAL REAL ESTATE		12,973,655
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	99,913	993,101
Multi-Utilities - 0.0%
Telecom Plus PLC	21,194	243,081
Water Utilities - 0.1%
Pennon Group PLC	140,075	874,080
TOTAL UTILITIES		2,110,262
TOTAL UNITED KINGDOM		130,431,227
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
JS Global Lifestyle Co Ltd (b)(c)(d)(e)	321,000	57,713
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Inmode Ltd (b)	16,749	253,580
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (b)(d)(e)	3,400	184,204
TOTAL HEALTH CARE		437,784
Industrials - 0.3%
Building Products - 0.1%
Reliance Worldwide Corp Ltd	221,567	544,955
Electrical Equipment - 0.2%
Rosebank Industries PLC (b)	264,921	1,199,679
Signify NV (d)(e)	35,689	607,444
		1,807,123
Machinery - 0.0%
Impro Precision Industries Ltd (d)(e)	125,000	115,877
TOTAL INDUSTRIALS		2,467,955
Information Technology - 0.2%
Software - 0.2%
Bitdeer Technologies Group Class A (b)(c)	34,621	364,213
Monday.com Ltd (b)	12,529	1,091,903
Riskified Ltd Class A (b)	22,843	118,555
Sinch AB (b)(d)(e)	161,012	677,210
Vobile Group Ltd (b)(c)(e)	554,000	175,191
TOTAL INFORMATION TECHNOLOGY		2,427,072
Materials - 0.2%
Construction Materials - 0.0%
RHI Magnesita NV	5,555	211,501
Metals & Mining - 0.2%
Acerinox SA	53,800	1,078,246
Sims Ltd	46,899	837,691
		1,915,937
TOTAL MATERIALS		2,127,438
TOTAL UNITED STATES		7,517,962
TOTAL COMMON STOCKS (Cost $907,305,261)		1,048,116,272

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.2%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	2,533	319,550
Industrials - 0.1%
Ground Transportation - 0.0%
Sixt SE	4,773	329,138
Machinery - 0.1%
Jungheinrich AG	14,106	395,923
KSB SE & Co KGaA	203	194,996
		590,919
TOTAL INDUSTRIALS		920,057
Materials - 0.1%
Chemicals - 0.1%
FUCHS SE	19,289	893,284
Construction Materials - 0.0%
STO SE & Co KGaA	777	86,553
TOTAL MATERIALS		979,837
TOTAL GERMANY		2,219,444
ITALY - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Danieli & C Officine Meccaniche SpA	10,586	543,711
JAPAN - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Ito En Ltd	6,400	71,906
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,620,797)		2,835,061

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $369,554)	3.64	370,000	369,629

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	348,740	348,809
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	43,255,889	43,260,215
TOTAL MONEY MARKET FUNDS (Cost $43,609,005)			43,609,024

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $953,904,617)	1,094,929,986
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(37,936,488)
NET ASSETS - 100.0%	1,056,993,498

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	49	9/2026	7,796,635	150,383

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,539,305 or 2.9% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,149,967 or 3.3% of net assets.

(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $282,716.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $28,849,666.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	5,690,542	42,794,503	48,136,878	89,184	623	19	348,809	348,740
Fidelity Securities Lending Cash Central Fund	25,969,238	106,570,400	89,279,267	615,788	(156)	-	43,260,215	43,255,889
	31,659,780	149,364,903	137,416,145	704,972	467	19	43,609,024

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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